UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Long-Term Investments — 91.5%
		Asset-Backed Securities — 1.5%
1,281		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,260
		AmeriCredit Automobile Receivables Trust,
5,500		Series 2006-BG, Class A3, 5.21%, 10/06/11	5,486
5,000		Series 2006-BG, Class A4, 5.21%, 09/06/13	4,974
3,200		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.03%, 04/15/12	3,181
		Citibank Credit Card Issuance Trust,
3,290		Series 2002-C2, Class C2, 6.95%, 02/18/14	3,450
1,841		Series 2005-B1, Class B1, 4.40%, 09/15/10	1,816
860		CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	853
496		Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	496
3,311		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	3,313
2,500		Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.25%, 09/15/11	2,492
755		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	738
25		Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	25
1,049		Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	1,032
6,300		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,271
		MBNA Credit Card Master Note Trust,
2,074		Series 2002-C1, Class C1, 6.80%, 07/15/14	2,175
866		Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	898
1,507		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,588
28		Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	28
1,300		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,300
478		WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	475

		Total Asset-Backed Securities (Cost $42,381)	41,851

		Collateralized Mortgage Obligations — 47.1%
		Agency CMO — 32.9%
3,505		Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	3,474
		Federal Home Loan Mortgage Corp. REMICS,
123		Series 11, Class D, 9.50%, 07/15/19	128
33		Series 22, Class C, 9.50%, 04/15/20	35
52		Series 23, Class F, 9.60%, 04/15/20	56
6		Series 47, Class F, 10.00%, 06/15/20	6
22		Series 99, Class Z, 9.50%, 01/15/21	23
10		Series 134, Class B, IO, 9.00%, 04/01/22	2
- (h	)	Series 204, Class E, IF, HB, 818.40%, 05/15/23	- (h	)
1		Series 411, Class I, HB, 84.00%, 05/15/20	1
- (h	)	Series 1045, Class G, HB, 1,063.92%, 02/15/21	- (h	)
23		Series 1065, Class J, 9.00%, 04/15/21	24
7		Series 1079, Class S, IF, 15.73%, 05/15/21	9
39		Series 1084, Class F, FRN, 6.33%, 05/15/21	39
27		Series 1084, Class S, IF, 21.04%, 05/15/21	27
40		Series 1116, Class I, 5.50%, 08/15/21	39
32		Series 1144, Class KB, 8.50%, 09/15/21	32
- (h	)	Series 1172, Class L, VAR, HB, 1,182.96%, 11/15/21	- (h	)
2		Series 1196, Class B, IF, HB, 535.68%, 01/15/22	25
362		Series 1212, Class IZ, 8.00%, 02/15/22	361
61		Series 1250, Class J, 7.00%, 05/15/22	61
- (h	)	Series 1298, Class L, HB, 981.87%, 06/15/07	- (h	)
74		Series 1343, Class LA, 8.00%, 08/15/22	78
94		Series 1343, Class LB, 7.50%, 08/15/22	93
182		Series 1370, Class JA, FRN, 6.52%, 09/15/22	182
171		Series 1455, Class WB, IF, 1.99%, 12/15/22	153
7		Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	- (h	)
791		Series 1466, Class PZ, 7.50%, 02/15/23	810
14		Series 1470, Class F, FRN, 5.30%, 02/15/23	14
952		Series 1498, Class I, FRN, 6.52%, 04/15/23	962
1,205		Series 1502, Class PX, 7.00%, 04/15/23	1,227
160		Series 1505, Class Q, 7.00%, 05/15/23	162
6		Series 1506, Class F, FRN, 5.95%, 05/15/08	6
1		Series 1506, Class S, IF, 9.94%, 05/15/08	1
20		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	- (h	)
444		Series 1512, Class J, 6.50%, 05/15/08	443
85		Series 1513, Class N, 6.50%, 05/15/08	85
388		Series 1518, Class G, IF, 4.00%, 05/15/23	369
135		Series 1541, Class M, IF, 10.60%, 07/15/23	149
369		Series 1541, Class O, FRN, 3.95%, 07/15/23	360
35		Series 1544, Class J, IF, 7.21%, 07/15/08	35
385		Series 1558, Class D, 6.50%, 07/15/23	389

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

36	Series 1561, Class TA, PO, 08/15/08	35
34	Series 1570, Class F, FRN, 5.80%, 08/15/23	34
1,325	Series 1573, Class PZ, 7.00%, 09/15/23	1,364
27	Series 1575, Class FB, FRN, 6.87%, 08/15/08	27
11	Series 1575, Class SB, IF, 3.37%, 08/15/08	11
795	Series 1591, Class PV, 6.25%, 10/15/23	804
102	Series 1595, Class D, 7.00%, 10/15/13	104
315	Series 1596, Class D, 6.50%, 10/15/13	318
27	Series 1602, Class SA, IF, 5.28%, 10/15/23	23
59	Series 1604, Class SA, IF, 6.85%, 11/15/08	59
98	Series 1606, Class SC, IF, 9.52%, 11/15/08	98
50	Series 1607, Class SA, IF, 9.50%, 10/15/13	54
2,826	Series 1608, Class L, 6.50%, 09/15/23	2,891
1,239	Series 1609, Class LG, IF, 5.69%, 11/15/23	1,240
382	Series 1611, Class JA, FRN, 6.63%, 08/15/23	386
364	Series 1611, Class JB, IF, 2.72%, 08/15/23	338
108	Series 1612, Class SD, IF, 7.00%, 11/15/08	107
115	Series 1625, Class SD, IF, 8.50%, 12/15/08	116
856	Series 1638, Class H, 6.50%, 12/15/23	880
1,505	Series 1642, Class PJ, 6.00%, 11/15/23	1,511
32	Series 1659, Class SB, IF, 8.50%, 01/15/09	32
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	16
86	Series 1685, Class Z, 6.00%, 11/15/23	87
18	Series 1686, Class SH, IF, 7.14%, 02/15/24	19
50	Series 1689, Class SD, IF, 9.10%, 10/15/23	50
377	Series 1695, Class EB, 7.00%, 03/15/24	395
215	Series 1698, Class SC, IF, 9.69%, 03/15/09	217
97	Series 1699, Class FC, FRN, 5.98%, 03/15/24	98
463	Series 1700, Class GA, PO, 02/15/24	433
943	Series 1706, Class K, 7.00%, 03/15/24	972
46	Series 1709, Class FA, FRN, 3.84%, 03/15/24	45
113	Series 1745, Class D, 7.50%, 08/15/24	113
2,187	Series 1760, Class ZD, FRN, 4.19%, 02/15/24	2,101
1,217	Series 1798, Class F, 5.00%, 05/15/23	1,177
86	Series 1807, Class A, 6.00%, 11/15/08	86
18	Series 1807, Class G, 9.00%, 10/15/20	18
346	Series 1829, Class ZB, 6.50%, 03/15/26	353
52	Series 1844, Class E, 6.50%, 10/15/13	52
354	Series 1863, Class Z, 6.50%, 07/15/26	361
39	Series 1865, Class D, PO, 02/15/24	23
211	Series 1890, Class H, 7.50%, 09/15/26	217
581	Series 1899, Class ZE, 8.00%, 09/15/26	598
70	Series 1900, Class T, PO, 08/15/08	68
33	Series 1935, Class FL, FRN, 6.08%, 02/15/27	33
481	Series 1963, Class Z, 7.50%, 01/15/27	488
81	Series 1967, Class PC, PO, 10/15/08	81
76	Series 1970, Class PG, 7.25%, 07/15/27	75
712	Series 1981, Class Z, 6.00%, 05/15/27	716
308	Series 1987, Class PE, 7.50%, 09/15/27	313
27	Series 2017, Class SE, IF, 8.34%, 12/15/08	26
696	Series 2019, Class Z, 6.50%, 12/15/27	708
467	Series 2025, Class PE, 6.30%, 01/15/13	470
251	Series 2033, Class SN, IF, IO, 12.13%, 03/15/24	91
678	Series 2038, Class PN, IO, 7.00%, 03/15/28	174
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,057
280	Series 2043, Class CJ, 6.50%, 04/15/28	284
918	Series 2054, Class PV, 7.50%, 05/15/28	948
654	Series 2055, Class OE, 6.50%, 05/15/13	662
2,224	Series 2075, Class PH, 6.50%, 08/15/28	2,262
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,811
1,230	Series 2086, Class GB, 6.00%, 09/15/28	1,235
822	Series 2089, Class PJ, IO, 7.00%, 10/15/28	202
3,778	Series 2095, Class PE, 6.00%, 11/15/28	3,808
407	Series 2097, Class PV, 6.00%, 09/15/09	408
1,541	Series 2102, Class TC, 6.00%, 12/15/13	1,553
982	Series 2102, Class TU, 6.00%, 12/15/13	989
3,917	Series 2115, Class PE, 6.00%, 01/15/14	3,946
1,264	Series 2125, Class JZ, 6.00%, 02/15/29	1,269
229	Series 2132, Class SB, IF, 7.50%, 03/15/29	238
186	Series 2134, Class PI, IO, 6.50%, 03/15/19	35
107	Series 2135, Class UK, IO, 6.50%, 03/15/14	15
115	Series 2141, Class IO, IO, 7.00%, 04/15/29	26
139	Series 2143, Class CD, 6.00%, 02/15/28	139
240	Series 2163, Class PC, IO, 7.50%, 06/15/29	55
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,600
942	Series 2172, Class QC, 7.00%, 07/15/29	993
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,205
263	Series 2189, Class SA, IF, 6.89%, 02/15/28	267
715	Series 2201, Class C, 8.00%, 11/15/29	738
532	Series 2209, Class TC, 8.00%, 01/15/30	556
781	Series 2210, Class Z, 8.00%, 01/15/30	809
175	Series 2224, Class CB, 8.00%, 03/15/30	179
631	Series 2230, Class Z, 8.00%, 04/15/30	634
519	Series 2234, Class PZ, 7.50%, 05/15/30	532
411	Series 2247, Class Z, 7.50%, 08/15/30	430
552	Series 2256, Class MC, 7.25%, 09/15/30	567
1,207	Series 2259, Class ZM, 7.00%, 10/15/30	1,243
55	Series 2261, Class ZY, 7.50%, 10/15/30	56
160	Series 2262, Class Z, 7.50%, 10/15/30	161
1,131	Series 2271, Class PC, 7.25%, 12/15/30	1,146
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,605
784	Series 2296, Class PD, 7.00%, 03/15/31	810
14	Series 2299, Class G, 7.00%, 05/15/14	14

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

219	Series 2306, Class K, PO, 05/15/24	172
517	Series 2306, Class SE, IF, IO, 5.91%, 05/15/24	85
791	Series 2313, Class LA, 6.50%, 05/15/31	808
478	Series 2323, Class VO, 6.00%, 10/15/22	479
1,575	Series 2325, Class PM, 7.00%, 06/15/31	1,642
105	Series 2335, Class VH, 7.00%, 05/15/14	105
4,145	Series 2344, Class QG, 6.00%, 08/15/16	4,177
8,848	Series 2344, Class ZD, 6.50%, 08/15/31	9,065
764	Series 2344, Class ZJ, 6.50%, 08/15/31	778
886	Series 2345, Class NE, 6.50%, 08/15/31	900
958	Series 2345, Class PQ, 6.50%, 08/15/16	975
765	Series 2351, Class PZ, 6.50%, 08/15/31	789
1,498	Series 2353, Class TD, 6.00%, 09/15/16	1,516
1,265	Series 2355, Class BP, 6.00%, 09/15/16	1,275
560	Series 2359, Class PM, 6.00%, 09/15/16	564
1,275	Series 2359, Class ZB, 8.50%, 06/15/31	1,479
2,384	Series 2360, Class PG, 6.00%, 09/15/16	2,399
1,098	Series 2362, Class PD, 6.50%, 06/15/20	1,102
153	Series 2362, Class PJ, 6.50%, 10/15/28	153
571	Series 2363, Class PF, 6.00%, 09/15/16	575
1,031	Series 2366, Class MD, 6.00%, 10/15/16	1,040
1,427	Series 2367, Class ME, 6.50%, 10/15/31	1,451
558	Series 2371, Class VB, 6.00%, 08/15/15	558
19	Series 2382, Class TL, IO, 6.50%, 02/15/31	- (h	)
4,095	Series 2391, Class QR, 5.50%, 12/15/16	4,084
709	Series 2391, Class VQ, 6.00%, 10/15/12	714
1,546	Series 2392, Class PV, 6.00%, 12/15/20	1,550
1,408	Series 2394, Class MC, 6.00%, 12/15/16	1,420
1,863	Series 2399, Class OH, 6.50%, 01/15/32	1,897
2,887	Series 2399, Class TH, 6.50%, 01/15/32	2,941
2,716	Series 2410, Class NG, 6.50%, 02/15/32	2,786
793	Series 2410, Class OE, 6.38%, 02/15/32	804
2,073	Series 2410, Class QS, IF, 5.67%, 02/15/32	1,999
698	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	68
337	Series 2412, Class SE, IF, 5.02%, 02/15/09	326
1,366	Series 2412, Class SP, IF, 5.46%, 02/15/32	1,281
3,545	Series 2420, Class XK, 6.50%, 02/15/32	3,617
1,527	Series 2423, Class MC, 7.00%, 03/15/32	1,568
1,574	Series 2423, Class MT, 7.00%, 03/15/32	1,616
1,218	Series 2425, Class OB, 6.00%, 03/15/17	1,228
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,319
2,205	Series 2434, Class TC, 7.00%, 04/15/32	2,269
565	Series 2435, Class CJ, 6.50%, 04/15/32	579
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,896
1,961	Series 2436, Class MC, 7.00%, 04/15/32	2,020
1,344	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	113
833	Series 2450, Class GZ, 7.00%, 05/15/32	862
1,075	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	89
564	Series 2454, Class BG, 6.50%, 08/15/31	567
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,885
942	Series 2458, Class QE, 5.50%, 06/15/17	939
2,529	Series 2460, Class VZ, 6.00%, 11/15/29	2,538
2,182	Series 2462, Class JG, 6.50%, 06/15/32	2,236
1,921	Series 2466, Class PG, 6.50%, 04/15/32	1,960
942	Series 2466, Class PH, 6.50%, 06/15/32	966
1,884	Series 2474, Class NR, 6.50%, 07/15/32	1,931
599	Series 2480, Class PV, 6.00%, 07/15/11	604
1,855	Series 2484, Class LZ, 6.50%, 07/15/32	1,916
1,149	Series 2498, Class UD, 5.50%, 06/15/16	1,148
213	Series 2500, Class GD, 5.50%, 12/15/15	213
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,248
629	Series 2500, Class TD, 5.50%, 02/15/16	628
428	Series 2503, Class BH, 5.50%, 09/15/17	427
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,089
1,116	Series 2513, Class TG, 6.00%, 02/15/32	1,122
1,997	Series 2513, Class YO, PO, 02/15/32	1,716
3,767	Series 2515, Class DE, 4.00%, 03/15/32	3,515
1,469	Series 2518, Class PX, 5.50%, 09/15/13	1,468
426	Series 2519, Class BT, 8.50%, 09/15/31	452
505	Series 2521, Class PU, 5.50%, 05/15/10	505
1,982	Series 2527, Class VU, 5.50%, 10/15/13	1,977
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,685
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,248
1,130	Series 2541, Class GX, 5.50%, 02/15/17	1,128
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,878
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,442
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,522
1,615	Series 2565, Class MB, 6.00%, 05/15/30	1,628
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,276
517	Series 2571, Class SK, IF, 11.56%, 09/15/23	580
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,749
2,041	Series 2586, Class WI, IO, 6.50%, 03/15/33	503
1,575	Series 2594, Class VA, 6.00%, 03/15/14	1,583
3,404	Series 2594, Class VP, 6.00%, 02/15/14	3,420
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,543
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,376
5,730	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	352
7,530	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	361
9,377	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	531
9,590	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	561
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,059
4,877	Series 2617, Class AK, 4.50%, 05/15/18	4,518
1,507	Series 2617, Class GR, 4.50%, 05/15/18	1,415

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

345	Series 2619, Class HR, 3.50%, 11/15/31	321
1,448	Series 2619, Class IM, IO, 5.00%, 10/15/21	187
535	Series 2624, Class IU, IO, 5.00%, 06/15/33	201
8,662	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	455
856	Series 2628, Class WA, 4.00%, 07/15/28	808
7,479	Series 2630, Class KN, 2.50%, 04/15/13	7,335
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,127
575	Series 2633, Class EO, PO, 08/15/33	333
1,258	Series 2636, Class Z, 4.50%, 06/15/18	1,177
2,635	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	74
169	Series 2638, Class DS, IF, 3.28%, 07/15/23	131
3,457	Series 2638, Class SA, IF, IO, 1.78%, 11/15/16	134
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	258
911	Series 2640, Class UR, IO, 4.50%, 08/15/17	85
777	Series 2643, Class HI, IO, 4.50%, 12/15/16	73
2,245	Series 2650, Class PO, PO, 12/15/32	1,818
7,634	Series 2650, Class SO, PO, 12/15/32	6,034
2,238	Series 2651, Class VZ, 4.50%, 07/15/18	2,094
1,528	Series 2656, Class SH, IF, 5.64%, 02/15/25	1,481
3,232	Series 2668, Class SB, IF, 2.47%, 10/15/15	2,888
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,821
617	Series 2672, Class SJ, IF, 2.43%, 09/15/16	537
5,650	Series 2675, Class CK, 4.00%, 09/15/18	5,123
2,430	Series 2682, Class YS, IF, 1.02%, 10/15/33	1,436
346	Series 2683, Class VA, 5.50%, 02/15/21	346
16,500	Series 2684, Class PO, PO, 01/15/33	10,327
3,014	Series 2684, Class TO, PO, 10/15/33	1,494
1,507	Series 2686, Class GB, 5.00%, 05/15/20	1,489
3,692	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	211
1,538	Series 2691, Class ME, 4.50%, 04/15/32	1,444
1,807	Series 2691, Class WS, IF, 1.02%, 10/15/33	1,167
1,712	Series 2695, Class DE, 4.00%, 01/15/17	1,614
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,092
622	Series 2696, Class CO, PO, 10/15/18	455
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,155
1,217	Series 2705, Class SC, IF, 1.02%, 11/15/33	729
2,298	Series 2705, Class SD, IF, 2.16%, 11/15/33	1,627
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,632
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,742
1,507	Series 2720, Class PC, 5.00%, 12/15/23	1,455
2,404	Series 2721, Class PI, IO, 5.00%, 05/15/16	96
7,722	Series 2727, Class BS, IF, 1.10%, 01/15/34	4,562
269	Series 2727, Class PO, PO, 01/15/34	125
51	Series 2733, Class GF, FRN, 0.00%, 09/15/33	48
844	Series 2739, Class S, IF, 1.36%, 01/15/34	483
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	746
740	Series 2744, Class PC, 5.50%, 01/15/31	740
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,707
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,321
1,588	Series 2749, Class PK, IO, 5.00%, 09/15/22	47
2,445	Series 2751, Class BA, 4.00%, 10/15/18	2,279
789	Series 2753, Class S, IF, 1.36%, 02/15/34	484
5,182	Series 2755, Class PA, PO, 02/15/29	4,454
2,923	Series 2755, Class SA, IF, 3.56%, 05/15/30	2,658
845	Series 2766, Class SX, IF, 0.54%, 03/15/34	540
705	Series 2769, Class PO, PO, 03/15/34	351
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	310
2,180	Series 2776, Class SK, IF, 1.10%, 04/15/34	1,324
1,506	Series 2777, Class OM, PO, 12/15/32	850
735	Series 2778, Class BS, IF, 2.45%, 04/15/34	553
10,404	Series 2778, Class US, IF, 1.88%, 06/15/33	502
854	Series 2780, Class JG, 4.50%, 04/15/19	798
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,137
1,712	Series 2809, Class UB, 4.00%, 09/15/17	1,613
5,515	Series 2809, Class UC, 4.00%, 06/15/19	4,953
255	Series 2827, Class SQ, IF, 7.50%, 01/15/19	256
94	Series 2841, Class GO, PO, 08/15/34	89
1,016	Series 2846, Class PO, PO, 08/15/34	796
635	Series 2849, Class PO, PO, 08/15/34	491
3,000	Series 2872, Class JE, 4.50%, 02/15/18	2,882
209	Series 2888, Class SL, IF, 1.76%, 11/15/34	206
396	Series 2949, Class GU, IF, 0.00%, 03/15/35	272
414	Series 2958, Class KB, 5.50%, 04/15/35	414
856	Series 2958, Class QD, 4.50%, 04/15/20	805
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,203
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,462
856	Series 2971, Class GC, 5.00%, 07/15/18	840
942	Series 2975, Class KO, PO, 05/15/35	586
1,313	Series 2989, Class PO, PO, 06/15/23	994
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,075
6,422	Series 3047, Class OB, 5.50%, 12/15/33	6,420
944	Series 3047, Class OD, 5.50%, 10/15/35	922
3,095	Series 3064, Class MC, 5.50%, 11/15/35	2,951
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,135
2,933	Series 3068, Class QB, 4.50%, 06/15/20	2,787
2,141	Series 3074, Class BH, 5.00%, 11/15/35	2,032
731	Series 3101, Class EA, 6.00%, 06/15/20	731
4,562	Series 3117, Class EO, PO, 02/15/36	3,448
2,879	Series 3117, Class OK, PO, 02/15/36	2,046
2,816	Series 3118, Class DM, 5.00%, 02/15/24	2,719
471	Series 3122, Class ZB, 6.00%, 03/15/36	467
1,897	Series 3125, Class MO, PO, 03/15/36	1,338
3,870	Series 3134, Class PO, PO, 03/15/36	2,871

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

4,755		Series 3138, Class PO, PO, 04/15/36	3,490
3,347		Series 3150, Class PO, PO, 05/15/36	2,505
2,000		Series 3151, Class UC, 5.50%, 08/15/35	1,954
2,668		Series 3158, Class LX, FRN, 0.00%, 05/15/36	2,201
648		Series 3164, Class CF, FRN, 0.00%, 04/15/33	569
5,500		Series 3179, Class OA, PO, 07/15/36	4,283
1,711		Series 3189, Class SN, IF, 0.79%, 11/15/35	1,649
2,630		Series 3211, Class SO, PO, 09/15/36	1,938
7,125		Series 3260, Class CS, IF, IO, 0.82%, 01/15/37	181
		Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
1,193		Series T-41, Class 3A, 7.50%, 07/25/32	1,229
741		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	767
3,582		Series T-54, Class 2A, 6.50%, 02/25/43	3,633
1,243		Series T-54, Class 3A, 7.00%, 02/25/43	1,272
529		Series T-58, Class A, PO, 09/25/43	448
		Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
761		Series 8, Class ZA, 7.00%, 03/25/23	775
888		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	4
		Federal National Mortgage Association REMICS,
14		Series 23, Class 2, IO, 10.00%, 09/01/17	3
2		Series 50, Class 2, IO, 10.50%, 03/01/19	- (h	)
57		Series 218, Class 2, IO, 7.50%, 04/01/23	13
46		Series 265, Class 2, 9.00%, 03/01/24	51
1,321		Series 329, Class 1, PO, 12/01/32	961
1,526		Series 340, Class 1, PO, 09/01/33	1,073
24		Series 1988-7, Class Z, 9.25%, 04/25/18	25
57		Series 1989-70, Class G, 8.00%, 10/25/19	60
19		Series 1989-78, Class H, 9.40%, 11/25/19	20
39		Series 1989-83, Class H, 8.50%, 11/25/19	42
35		Series 1989-89, Class H, 9.00%, 11/25/19	38
33		Series 1990-1, Class D, 8.80%, 01/25/20	35
6		Series 1990-60, Class K, 5.50%, 06/25/20	6
11		Series 1990-63, Class H, 9.50%, 06/25/20	12
12		Series 1990-93, Class G, 5.50%, 08/25/20	12
- (h	)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	4
- (h	)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	8
52		Series 1990-102, Class J, 6.50%, 08/25/20	52
91		Series 1990-120, Class H, 9.00%, 10/25/20	98
8		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	9
1		Series 1990-140, Class K, HB, 652.15%, 12/25/20	10
- (h	)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	2
38		Series 1991-24, Class Z, 5.00%, 03/25/21	37
37		Series 1992-38, Class Z, 7.50%, 02/25/22	38
7		Series 1992-101, Class J, 7.50%, 06/25/22	8
211		Series 1992-136, Class PK, 6.00%, 08/25/22	212
139		Series 1992-143, Class MA, 5.50%, 09/25/22	138
2		Series 1992-152, Class N, IO, 8.00%, 08/25/07	- (h	)
36		Series 1992-156, Class K, 7.50%, 09/25/07	36
350		Series 1992-163, Class M, 7.75%, 09/25/22	367
609		Series 1992-188, Class PZ, 7.50%, 10/25/22	632
22		Series 1993-8, Class H, 7.00%, 01/25/08	22
273		Series 1993-21, Class KA, 7.70%, 03/25/23	286
394		Series 1993-25, Class J, 7.50%, 03/25/23	412
108		Series 1993-27, Class SA, IF, 15.50%, 02/25/23	141
100		Series 1993-55, Class K, 6.50%, 05/25/08	101
36		Series 1993-59, Class FA, FRN, 6.09%, 05/25/08	36
165		Series 1993-62, Class SA, IF, 10.50%, 04/25/23	189
13		Series 1993-72, Class F, FRN, 5.20%, 05/25/08	13
9		Series 1993-107, Class F, FRN, 5.15%, 06/25/08	9
110		Series 1993-164, Class SC, IF, 9.21%, 09/25/08	110
82		Series 1993-165, Class SD, IF, 5.73%, 09/25/23	83
179		Series 1993-165, Class SK, IF, 12.50%, 09/25/23	212
398		Series 1993-167, Class GA, 7.00%, 09/25/23	404
33		Series 1993-175, Class SA, IF, 11.94%, 09/25/08	33
123		Series 1993-179, Class SB, IF, 10.94%, 10/25/23	138
82		Series 1993-179, Class SC, IF, 10.50%, 10/25/23	90
30		Series 1993-186, Class SA, IF, 9.25%, 09/25/08	30
95		Series 1993-190, Class S, IF, 6.85%, 10/25/08	94
32		Series 1993-196, Class FA, FRN, 5.20%, 10/25/08	31
18		Series 1993-196, Class SB, IF, 9.25%, 10/25/08	18
44		Series 1993-197, Class SB, IF, 6.49%, 10/25/08	43
467		Series 1993-199, Class FA, FRN, 5.89%, 10/25/23	473
232		Series 1993-205, Class H, PO, 09/25/23	189
462		Series 1993-220, Class SG, IF, 5.31%, 11/25/13	460
136		Series 1993-221, Class FH, FRN, 6.44%, 12/25/08	137
66		Series 1993-221, Class SE, IF, 9.50%, 12/25/08	67
250		Series 1993-225, Class UB, 6.50%, 12/25/23	256
83		Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	84
117		Series 1993-233, Class SB, IF, 8.01%, 12/25/08	117
357		Series 1993-247, Class FE, FRN, 6.34%, 12/25/23	364
166		Series 1993-247, Class SU, IF, 8.65%, 12/25/23	180
679		Series 1993-250, Class Z, 7.00%, 12/25/23	698
2,423		Series 1993-257, Class C, PO, 06/25/23	2,155
46		Series 1994-12, Class FC, FRN, 5.35%, 01/25/09	45
12		Series 1994-13, Class SK, IF, 9.13%, 02/25/09	12
4		Series 1994-33, Class F, FRN, 5.74%, 03/25/09	4
71		Series 1994-33, Class FA, FRN, 5.30%, 03/25/09	71
408		Series 1994-34, Class DZ, 6.00%, 03/25/09	408
1,392		Series 1994-37, Class L, 6.50%, 03/25/24	1,425
6,191		Series 1994-40, Class Z, 6.50%, 03/25/24	6,333
100		Series 1994-55, Class G, 6.75%, 12/25/23	100
166		Series 1995-2, Class Z, 8.50%, 03/25/25	174
251		Series 1995-19, Class Z, 6.50%, 11/25/23	263

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,460	Series 1996-14, Class SE, IF, IO, 6.06%, 08/25/23	252
43	Series 1996-20, Class L, PO, 09/25/08	42
83	Series 1996-24, Class E, PO, 03/25/09	79
51	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	52
135	Series 1996-32, Class PH, 7.00%, 01/25/26	135
191	Series 1996-39, Class J, PO, 09/25/08	185
128	Series 1996-59, Class J, 6.50%, 08/25/22	131
1,547	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	54
94	Series 1997-27, Class J, 7.50%, 04/18/27	98
147	Series 1997-29, Class J, 7.50%, 04/20/27	153
894	Series 1997-39, Class PD, 7.50%, 05/20/27	922
676	Series 1997-42, Class EN, 7.25%, 07/18/27	688
148	Series 1997-42, Class ZC, 6.50%, 07/18/27	151
72	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	3
2,147	Series 1997-61, Class ZC, 7.00%, 02/25/23	2,220
408	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	97
69	Series 1998-4, Class C, PO, 04/25/23	58
110	Series 1998-27, Class B, PO, 12/25/08	106
1,587	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,602
514	Series 1998-43, Class SA, IF, IO, 11.52%, 04/25/23	158
738	Series 1998-66, Class SB, IF, 2.83%, 12/25/28	61
393	Series 1999-17, Class C, 6.35%, 04/25/29	402
1,310	Series 1999-18, Class Z, 5.50%, 04/18/29	1,283
944	Series 1999-38, Class SK, IF, IO, 2.73%, 08/25/23	65
228	Series 1999-52, Class NS, IF, 8.48%, 10/25/23	247
547	Series 1999-62, Class PB, 7.50%, 12/18/29	570
1,794	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,873
724	Series 2000-20, Class SA, IF, IO, 3.78%, 07/25/30	83
137	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	35
835	Series 2001-4, Class PC, 7.00%, 03/25/21	861
828	Series 2001-5, Class OW, 6.00%, 03/25/16	833
632	Series 2001-7, Class PF, 7.00%, 03/25/31	651
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	1,927
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,253
111	Series 2001-28, Class VB, 6.00%, 02/25/20	110
1,415	Series 2001-30, Class PM, 7.00%, 07/25/31	1,471
872	Series 2001-31, Class VD, 6.00%, 05/25/31	877
2,589	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	616
1,446	Series 2001-36, Class DE, 7.00%, 08/25/31	1,504
3,069	Series 2001-44, Class MY, 7.00%, 09/25/31	3,213
571	Series 2001-44, Class PD, 7.00%, 09/25/31	588
654	Series 2001-44, Class PU, 7.00%, 09/25/31	673
3,308	Series 2001-48, Class Z, 6.50%, 09/25/21	3,386
515	Series 2001-49, Class DQ, 6.00%, 11/25/15	515
588	Series 2001-49, Class Z, 6.50%, 09/25/31	600
325	Series 2001-50, Class VB, 6.50%, 12/25/16	325
431	Series 2001-52, Class KB, 6.50%, 10/25/31	440
369	Series 2001-52, Class XM, 6.50%, 11/25/10	373
1,659	Series 2001-52, Class XN, 6.50%, 11/25/15	1,694
1,884	Series 2001-61, Class VB, 7.00%, 12/25/16	1,888
544	Series 2001-61, Class VQ, 6.50%, 08/25/15	544
3,179	Series 2001-61, Class Z, 7.00%, 11/25/31	3,287
77	Series 2001-71, Class JW, 6.00%, 08/25/21	77
857	Series 2001-71, Class MB, 6.00%, 12/25/16	863
1,960	Series 2001-71, Class QE, 6.00%, 12/25/16	1,973
430	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	404
2,260	Series 2001-74, Class MB, 6.00%, 12/25/16	2,294
2,096	Series 2001-80, Class PE, 6.00%, 07/25/29	2,105
559	Series 2002-1, Class HC, 6.50%, 02/25/22	569
557	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	578
357	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	354
2,280	Series 2002-2, Class UC, 6.00%, 02/25/17	2,280
6,703	Series 2002-3, Class OG, 6.00%, 02/25/17	6,748
944	Series 2002-4, Class VC, 6.50%, 03/25/24	943
1,424	Series 2002-7, Class O, 6.00%, 03/25/17	1,434
3,909	Series 2002-7, Class TG, 6.00%, 03/25/17	3,944
532	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	515
293	Series 2002-9, Class VE, 6.50%, 12/25/12	293
866	Series 2002-11, Class QG, 5.50%, 03/25/17	861
4,323	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	256
79	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	90
6,729	Series 2002-18, Class PC, 5.50%, 04/25/17	6,713
1,422	Series 2002-19, Class PE, 6.00%, 04/25/17	1,431
234	Series 2002-21, Class LO, PO, 04/25/32	180
1,942	Series 2002-21, Class PE, 6.50%, 04/25/32	1,980
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,139
4,555	Series 2002-28, Class PK, 6.50%, 05/25/32	4,650
20	Series 2002-36, Class HZ, 7.00%, 12/25/29	20
1,340	Series 2002-37, Class Z, 6.50%, 06/25/32	1,371
753	Series 2002-42, Class C, 6.00%, 07/25/17	763
3,767	Series 2002-48, Class GH, 6.50%, 08/25/32	3,878
678	Series 2002-55, Class QE, 5.50%, 09/25/17	671
11,300	Series 2002-56, Class UC, 5.50%, 09/25/17	11,251
890	Series 2002-59, Class VB, 6.50%, 04/25/32	890
1,352	Series 2002-61, Class PE, 5.50%, 05/25/16	1,349
1,101	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,082
442	Series 2002-73, Class S, IF, 2.95%, 11/25/09	397
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	2,973
4,229	Series 2002-74, Class PD, 5.00%, 11/25/15	4,177
814	Series 2002-74, Class VA, 6.00%, 11/25/31	812
4,708	Series 2002-74, Class VB, 6.00%, 11/25/31	4,723
1,805	Series 2002-77, Class S, IF, 4.73%, 12/25/32	1,672
2,860	Series 2002-83, Class CS, 6.88%, 08/25/23	2,945

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

451	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	76
574	Series 2002-93, Class PD, 3.50%, 02/25/29	557
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,087
2,000	Series 2003-3, Class HJ, 5.00%, 02/25/18	1,935
1,303	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	44
387	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	2
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	2,046
640	Series 2003-27, Class DW, 4.50%, 04/25/17	612
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,761
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,503
295	Series 2003-35, Class UC, 3.75%, 05/25/33	276
854	Series 2003-39, Class IO, VAR, IO, 6.00%, 05/25/33	203
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,258
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,870
735	Series 2003-42, Class GB, 4.00%, 05/25/33	640
753	Series 2003-47, Class PE, 5.75%, 06/25/33	732
1,188	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	1,190
784	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	491
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	96
470	Series 2003-67, Class VQ, 7.00%, 01/25/19	496
458	Series 2003-68, Class QP, 3.00%, 07/25/22	422
1,744	Series 2003-71, Class DS, IF, 0.37%, 08/25/33	1,055
4,477	Series 2003-73, Class GA, 3.50%, 05/25/31	4,172
469	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	271
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,554
11,426	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	880
1,235	Series 2003-81, Class LC, 4.50%, 09/25/18	1,163
4,897	Series 2003-83, Class PG, 5.00%, 06/25/23	4,725
2,896	Series 2003-86, Class KR, 4.50%, 09/25/16	2,813
1,353	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	1,187
456	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	401
2,260	Series 2003-106, Class US, IF, 1.10%, 11/25/23	1,385
302	Series 2003-106, Class WS, IF, 2.74%, 02/25/23	228
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,245
7,158	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	544
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,545
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,436
1,130	Series 2003-128, Class KE, 4.50%, 01/25/14	1,098
856	Series 2003-128, Class NG, 4.00%, 01/25/19	771
1,286	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,115
1,085	Series 2003-132, Class OA, PO, 08/25/33	774
5,413	Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	322
512	Series 2004-4, Class QM, IF, 3.56%, 06/25/33	468
2,971	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	3,129
1,988	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	1,271
1,655	Series 2004-21, Class CO, PO, 04/25/34	933
674	Series 2004-22, Class A, 4.00%, 04/25/19	622
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,110
5,804	Series 2004-25, Class SA, IF, 4.89%, 04/25/34	5,434
7,658	Series 2004-27, Class HB, 4.00%, 05/25/19	6,775
753	Series 2004-36, Class PC, 5.50%, 02/25/34	740
4,364	Series 2004-36, Class SA, IF, 4.89%, 05/25/34	4,116
1,926	Series 2004-36, Class SN, IF, 3.56%, 07/25/33	1,668
4,281	Series 2004-37, Class AG, 4.50%, 11/25/32	3,985
10,170	Series 2004-46, Class HS, IF, IO, 0.68%, 05/25/30	179
2,219	Series 2004-46, Class QB, 2.72%, 05/25/34	1,906
1,941	Series 2004-51, Class SY, IF, 3.60%, 07/25/34	1,736
942	Series 2004-53, Class NC, 5.50%, 07/25/24	929
238	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	255
2,399	Series 2004-70, Class JA, 4.50%, 10/25/19	2,279
753	Series 2004-76, Class CL, 4.00%, 10/25/19	681
377	Series 2004-81, Class AC, 4.00%, 11/25/19	340
1,319	Series 2004-92, Class JO, PO, 12/25/34	1,156
1,559	Series 2005-28, Class JA, 5.00%, 04/25/35	1,484
1,113	Series 2005-47, Class AN, 5.00%, 12/25/16	1,099
2,642	Series 2005-52, Class PA, 6.50%, 06/25/35	2,714
1,550	Series 2005-59, Class PC, 5.50%, 03/25/31	1,534
1,284	Series 2005-68, Class BC, 5.25%, 06/25/35	1,232
4,709	Series 2005-68, Class PG, 5.50%, 08/25/35	4,678
1,927	Series 2005-68, Class UC, 5.00%, 06/25/35	1,822
25,687	Series 2005-84, Class XM, 5.75%, 10/25/35	25,786
3,425	Series 2005-109, Class PC, 6.00%, 12/25/35	3,450
21,406	Series 2005-110, Class GJ, 5.50%, 11/25/30	21,316
14,556	Series 2005-110, Class GK, 5.50%, 08/25/34	14,204
4,281	Series 2005-110, Class GL, 5.50%, 12/25/35	4,115
2,997	Series 2005-110, Class MN, 5.50%, 06/25/35	2,960
3,500	Series 2005-116, Class PB, 6.00%, 04/25/34	3,532
7,498	Series 2005-563, Class S, IF, IO, 1.39%, 07/25/35	355
1,944	Series 2006-22, Class AO, PO, 04/25/36	1,392
3,099	Series 2006-39, Class WC, 5.50%, 01/25/36	3,030
5,326	Series 2006-44, Class GO, PO, 06/25/36	4,017
14,329	Series 2006-44, Class P, PO, 12/25/33	10,499
2,000	Series 2006-46, Class UC, 5.50%, 12/25/35	1,952
967	Series 2006-53, Class JO, PO, 06/25/36	558
2,600	Series 2006-56, Class PO, PO, 07/25/36	1,864
5,775	Series 2006-58, Class AP, PO, 07/25/36	4,278
2,366	Series 2006-58, Class PO, PO, 07/25/36	1,773
5,834	Series 2006-59, Class QO, PO, 01/25/33	4,407
2,122	Series 2006-60, Class DZ, 6.50%, 07/25/36	2,253
3,587	Series 2006-65, Class QO, PO, 07/25/36	2,707
6,000	Series 2006-77, Class PC, 6.50%, 08/25/36	6,207
9,498	Series 2006-110, Class PO, PO, 11/25/36	6,644
1,921	Series 2006-119, Class PO, PO, 12/25/36	1,445

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

10,000		Series 2006-124, Class HB, VAR, 6.04%, 11/25/36	9,847
1,000		Series 2006-128, Class BP, 5.50%, 01/25/37	977
25,406		Series 2007-7, Class SG, IF, IO, 1.18%, 08/25/36	743
2		Series G-17, Class S, FRN, HB, 531.96%, 06/25/21	30
117		Series G-28, Class S, IF, 9.76%, 09/25/21	131
90		Series G-35, Class M, 8.75%, 10/25/21	96
38		Series G-51, Class SA, IF, 17.11%, 12/25/21	49
152		Series G92-15, Class Z, 7.00%, 01/25/22	154
- (h	)	Series G92-27, Class SQ, IF, HB, 5,278.68%, 05/25/22	5
469		Series G92-35, Class E, 7.50%, 07/25/22	488
- (h	)	Series G92-35, Class G, HB, 1,184.78%, 07/25/22	15
57		Series G92-42, Class Z, 7.00%, 07/25/22	59
2,445		Series G92-44, Class ZQ, 8.00%, 07/25/22	2,572
69		Series G92-52, Class FD, FRN, 5.36%, 09/25/22	69
614		Series G92-54, Class ZQ, 7.50%, 09/25/22	641
75		Series G92-59, Class F, FRN, 5.00%, 10/25/22	74
142		Series G92-61, Class Z, 7.00%, 10/25/22	147
118		Series G92-62, Class B, PO, 10/25/22	95
511		Series G93-1, Class KA, 7.90%, 01/25/23	539
112		Series G93-5, Class Z, 6.50%, 02/25/23	115
154		Series G93-14, Class J, 6.50%, 03/25/23	156
347		Series G93-17, Class SI, IF, 6.00%, 04/25/23	349
344		Series G93-27, Class FD, FRN, 6.22%, 08/25/23	351
80		Series G93-37, Class H, PO, 09/25/23	66
98		Series G95-1, Class C, 8.80%, 01/25/25	106
1		Series K, Class 2, HB, 256.00%, 11/01/08	1
		Federal National Mortgage Association Whole Loan,
413		Series 2002-W5, Class A7, 6.25%, 08/25/30	413
530		Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	21
2,152		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,179
707		Series 2003-W1, Class 2A, 7.50%, 12/25/42	731
364		Series 2003-W4, Class 2A, 6.50%, 10/25/42	369
99		Series 2003-W8, Class 1A3, 4.75%, 12/25/42	99
2,645		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	2,721
		Government National Mortgage Association,
1,689		Series 1994-3, Class PQ, 7.49%, 07/16/24	1,748
1,041		Series 1994-4, Class KQ, 7.99%, 07/16/24	1,080
4,520		Series 1994-7, Class PQ, 6.50%, 10/16/24	4,648
824		Series 1996-16, Class E, 7.50%, 08/16/26	846
1,312		Series 1997-8, Class PN, 7.50%, 05/16/27	1,352
301		Series 1997-11, Class D, 7.50%, 07/20/27	308
659		Series 1998-26, Class K, 7.50%, 09/17/25	683
3,294		Series 1999-10, Class ZC, 6.50%, 04/20/29	3,346
476		Series 1999-15, Class E, 6.50%, 01/16/29	480
668		Series 1999-30, Class S, IF, IO, 3.28%, 08/16/29	51
35		Series 1999-33, Class SM, IF, 9.20%, 09/16/29	38
3,783		Series 1999-4, Class ZB, 6.00%, 02/20/29	3,815
693		Series 1999-40, Class ZW, 7.50%, 11/20/29	717
1,069		Series 1999-41, Class Z, 8.00%, 11/16/29	1,114
317		Series 1999-44, Class PC, 7.50%, 12/20/29	329
3,812		Series 1999-44, Class ZC, 8.50%, 12/16/29	4,201
1,004		Series 1999-44, Class ZG, 8.00%, 12/20/29	1,043
798		Series 2000-6, Class Z, 7.50%, 02/20/30	819
376		Series 2000-9, Class Z, 8.00%, 06/20/30	390
4,060		Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,316
713		Series 2000-12, Class ST, IF, 12.90%, 02/16/30	828
892		Series 2000-14, Class PD, 7.00%, 02/16/30	916
259		Series 2000-16, Class ZN, 7.50%, 02/16/30	268
5,462		Series 2000-21, Class Z, 9.00%, 03/16/30	5,889
623		Series 2000-26, Class TZ, 8.50%, 09/20/30	684
286		Series 2000-26, Class Z, 7.75%, 09/20/30	288
56		Series 2000-30, Class ST, IF, 11.05%, 12/16/22	63
833		Series 2000-31, Class Z, 9.00%, 10/20/30	875
240		Series 2000-34, Class SG, IF, IO, 3.21%, 10/20/30	7
459		Series 2000-35, Class ZA, 9.00%, 11/20/30	488
64		Series 2000-36, Class IK, IO, 9.00%, 11/16/30	13
344		Series 2000-37, Class B, 8.00%, 12/20/30	355
187		Series 2000-38, Class AH, 7.15%, 12/20/30	190
347		Series 2001-4, Class SJ, IF, IO, 2.83%, 01/19/30	28
590		Series 2001-6, Class SD, IF, IO, 3.23%, 03/16/31	38
902		Series 2001-7, Class PK, 6.50%, 03/20/31	917
2,524		Series 2001-8, Class Z, 6.50%, 03/20/31	2,592
41		Series 2001-32, Class WA, IF, 6.82%, 07/20/31	42
627		Series 2001-35, Class SA, IF, IO, 2.93%, 08/16/31	52
499		Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	39
334		Series 2001-60, Class VP, 6.50%, 07/20/17	335
1,884		Series 2001-64, Class MQ, 6.50%, 12/20/31	1,921
616		Series 2002-3, Class SP, IF, IO, 2.07%, 01/16/32	38
1,073		Series 2002-7, Class PG, 6.50%, 01/20/32	1,098
2,611		Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	198
243		Series 2002-24, Class SB, IF, 3.95%, 04/16/32	228
6,338		Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	434
1,959		Series 2002-40, Class UK, 6.50%, 06/20/32	2,010
102		Series 2002-41, Class SV, IF, 9.00%, 06/16/32	112
8,071		Series 2002-45, Class QE, 6.50%, 06/20/32	8,284
2,675		Series 2002-47, Class PG, 6.50%, 07/16/32	2,743
5,203		Series 2002-47, Class ZA, 6.50%, 07/20/32	5,319
145		Series 2002-51, Class SG, IF, 9.45%, 04/20/31	158
3,114		Series 2002-52, Class GH, 6.50%, 07/20/32	3,197
1,299		Series 2002-54, Class GB, 6.50%, 08/20/32	1,328
1,748		Series 2002-70, Class AV, 6.00%, 03/20/12	1,761
4,445		Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	320
109		Series 2002-71, Class VJ, 6.00%, 12/20/14	109

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

949	Series 2002-75, Class PB, 6.00%, 11/20/32	942
877	Series 2002-79, Class KV, 6.00%, 11/20/13	883
922	Series 2002-80, Class EB, 7.00%, 01/20/32	937
1,787	Series 2002-88, Class VA, 6.00%, 12/20/17	1,798
1,931	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	306
1,011	Series 2003-4, Class NY, 5.50%, 12/20/13	1,009
3,146	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	240
1,458	Series 2003-12, Class SP, IF, IO, 2.38%, 02/20/33	115
333	Series 2003-24, Class PO, PO, 03/16/33	263
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,400
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,365
753	Series 2003-46, Class MG, 6.50%, 05/20/33	786
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,459
1,055	Series 2003-52, Class AP, PO, 06/16/33	794
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,247
3,698	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	183
400	Series 2003-90, Class PO, PO, 10/20/33	316
997	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	14
1,224	Series 2003-98, Class PC, 5.00%, 02/20/29	1,207
4,799	Series 2003-112, Class SA, IF, IO, 1.23%, 12/16/33	206
9,035	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	155
1,209	Series 2004-28, Class S, IF, 5.03%, 04/16/34	1,149
20,633	Series 2004-68, Class SA, IF, IO, 1.48%, 05/20/31	910
576	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	529
14,964	Series 2005-17, Class SL, IF, IO, 1.38%, 07/20/34	817
2,204	Series 2006-28, Class GO, PO, 03/20/35	1,736
2,414	Series 2006-38, Class ZL, 6.50%, 09/20/33	2,405
	Vendee Mortgage Trust,
1,044	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,044
2,137	Series 1994-1, Class 2ZB, 6.50%, 02/15/24	2,193
1,669	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,709
1,014	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,041
2,407	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,516
2,906	Series 1998-1, Class 2E, 7.00%, 09/15/27	2,974
2,704	Series 1999-1, Class 2Z, 6.50%, 01/15/29	2,752

		905,612

	Non-Agency CMO — 14.2%
4,000	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.50%, 06/25/33	3,665
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	7,107
	Banc of America Alternative Loan Trust,
555	Series 2003-2, Class PO, PO, 04/25/33	396
751	Series 2003-11, Class PO, PO, 01/25/34	508
586	Series 2004-6, Class 15, PO, 07/25/34	472
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,068
1,431	Series 2006-4, Class 1A4, 6.00%, 05/25/36	1,362
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,926
1,243	Series 2004-1, Class PO, PO, 03/25/34	858
3,676	Series 2004-2, Class 30PO, PO, 09/20/34	2,628
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,536
2,547	Series 2005-7, Class 30PO, PO, 11/25/35	1,709
1,591	Series 2005-8, Class 30PO, PO, 01/25/36	1,056
6,091	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	6,029
1,539	Series 2006-A, Class 3A2, VAR, 5.91%, 02/20/36	1,543
	Banc of America Mortgage Securities, Inc.,
503	Series 2003-7, Class A2, 4.75%, 09/25/18	491
796	Series 2003-8 Class A, PO, 11/25/33	589
12,946	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	81
467	Series 2004-4, Class A, PO, 05/25/34	321
2,826	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,542
856	Series 2004-6, Class 2A5, PO, 07/25/34	369
1,833	Series 2004-6, Class A, PO, 07/25/34	1,163
353	Series 2004-8, Class 5, PO, 05/25/32	257
225	Series 2004-8, Class X, PO, 10/25/34	153
1,533	Series 2004-A, Class 2A2, FRN, 4.11%, 02/25/34	1,516
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,844
4,195	Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	4,129
1,976	Series 2005-10, Class 1A6, 5.50%, 11/25/35	1,930
939	Series 2005-A, Class 2A1, 4.46%, 02/25/35	919
	Bear Stearns Adjustable Rate Mortgage Trust,
1,299	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,288
2,567	Series 2004-1, Class 12A1, VAR, 3.63%, 04/25/34	2,527
753	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	741
10,292	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	10,100
	Citicorp Mortgage Securities, Inc.,
466	Series 1993-14, Class A3, FRN, 6.57%, 11/25/23	466
7,232	Series 2004-1, Class 3A1, 4.75%, 01/25/34	7,062
4,628	Series 2004-5, Class 2A5, 4.50%, 08/25/34	4,489
1,016	Series 2005-5, Class A, PO, 08/25/35	671
1,153	Series 2005-8, Class A, PO, 11/25/35	752
	Citigroup Mortgage Loan Trust, Inc.,
855	Series 2003-1, Class 2, PO, 10/25/33	549
481	Series 2003-1, Class 2A6, PO, 10/25/33	222
705	Series 2003-1, Class PO3, PO, 10/25/33	452
821	Series 2003-UP3, Class A3, 7.00%, 09/25/33	830
1,059	Series 2003-UST1, Class 1, PO, 12/25/18	832
526	Series 2003-UST1, Class 3, PO, 12/25/18	410
3,370	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,318
1,884	Series 2005-E, Class 2A1A, VAR, 4.70%, 04/25/35	1,873
	Countrywide Alternative Loan Trust,
1,837	Series 2002-8, Class A4, 6.50%, 07/25/32	1,826

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

561	Series 2002-17, Class A7, 2.50%, 01/25/33	544
9,019	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	8,381
2,255	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,235
27,428	Series 2005-22T1, Class A2, IF, IO, 0.00%, 06/25/35	142
3,756	Series 2005-26CB, Class A10, IF, FRN, 3.41%, 07/25/35	3,388
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	6,593
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,866
1,867	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,819
22,862	Series 2005-J1, Class 1A4, IF, IO, 0.00%, 02/25/35	86
6,000	Series 2006-26CB, Class A9, 6.50%, 09/25/36	6,097
	Countrywide Home Loan Mortgage Pass Through Trust,
5,180	Series 2003-26, Class 1A6, 3.50%, 08/25/33	4,573
337	Series 2003-34, Class A11, 5.25%, 09/25/33	335
753	Series 2003-44, Class A9, PO, 10/25/33	396
852	Series 2003-J2 A17, IF, IO, 2.08%, 04/25/33	31
3,861	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	3,287
1,758	Series 2004-7 Class 2A1, FRN, 4.05%, 06/25/34	1,729
765	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	761
1,020	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	999
3,027	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,951
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,787
7,460	Series 2005-22, Class 2A1, FRN, 5.27%, 11/25/35	7,376
	CS First Boston Mortgage Securities Corp.,
1,654	Series 2003-17, Class 2A1, 5.00%, 07/25/18	1,609
763	Series 2004-5, Class 5P, PO, 08/25/19	612
1,439	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,311
1,491	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,308
1,602	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,402
69	First Boston Mortgage Securities Corp., Series 1987, Class C, PO, 04/25/17	58
	First Horizon Alternative Mortgage Securities,
2,530	Series 2004-AA4, Class A1, FRN, 5.39%, 10/25/34	2,516
1,876	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,733
	First Horizon Asset Securities, Inc.,
1,969	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,877
2,446	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,166
4,537	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	4,479
4,806	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	4,761
	GMAC Mortgage Corp. Loan Trust,
3,917	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	3,873
5,565	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	5,461
	GSR Mortgage Loan Trust,
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,916
2,579	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,535
520	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	514
425	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	414
1,598	Series 2005-4F, Class AP, PO, 05/25/35	1,136
4,401	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	4,383
3,902	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	3,733
38,982	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.74%, 08/25/35	819
	MASTR Adjustable Rate Mortgages Trust,
739	Series 2004-4, Class 2A1, VAR, 6.84%, 05/25/34	741
4,342	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	4,264
10,275	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	9,957
2,800	Series 2004-13, Class 3A7, FRN, 3.79%, 11/21/34	2,744
	MASTR Alternative Loans Trust,
789	Series 2003-3, Class 1A1, 6.50%, 05/25/33	788
2,801	Series 2003-9, Class 8A1, 6.00%, 01/25/34	2,805
6,366	Series 2004-4, Class 10A1, 5.00%, 05/25/24	6,226
1,797	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,782
1,181	Series 2004-7, Class 30PO, PO, 07/25/34	829
934	Series 2004-7, Class 30PO, PO, 08/25/34	686
5,243	Series 2004-8, Class 6A1, 5.50%, 09/25/19	5,233
1,293	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,230
	MASTR Asset Securitization Trust,
846	Series 2003-4, Class 2A2, 5.00%, 05/25/18	840
1,428	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,408
1,568	Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,539
812	Series 2003-12, Class 30PO, PO, 12/25/33	542
535	Series 2004-1 Class 30PO, PO, 02/25/34	342
531	Series 2004-6, Class 15PO, PO, 07/25/19	423
558	Series 2004-8, Class PO, PO, 08/25/19	439
9,527	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	6,654
198	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	209
1,926	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	1,933
	Nomura Asset Acceptance Corp.,
1,417	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,405
978	Series 2003-A1, Class A2, 6.00%, 05/25/33	975
166	Series 2003-A1, Class A5, 7.00%, 04/25/33	166
264	Series 2003-A1, Class A7, 5.00%, 04/25/18	262
1,314	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,330
	Paine Webber CMO Trust,
11	Series H, Class 4, 8.75%, 04/01/18	12
53	Series P, Class 4, 8.50%, 08/01/19	56
1,027	RAAC Series, Series 2005-SP1, Class 2A10, 5.25%, 09/25/34	1,013
	Residential Accredit Loans, Inc.,
2,993	Series 2002-QS8, Class A5, 6.25%, 06/25/17	2,984
896	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	855

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,187	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,022
1,845	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	1,777
2,006	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	116
5,151	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	302
4,440	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	289
1,351	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	196
8,871	Series 2003-QS14, Class A1, 5.00%, 07/25/18	8,601
2,698	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,618
5,202	Series 2004-QA6, Class NB2, VAR, 5.30%, 12/25/34	5,189
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,111
2,626	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	2,585
793	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	803
	Residential Asset Securitization Trust,
1,141	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,124
312	Series 2003-A14, Class A1, 4.75%, 02/25/19	299
1,245	Series 2005-A11, Class PO, PO, 10/25/35	873
	Residential Funding Mortgage Securities I,
5,027	Series 2003-S7, Class A17, 4.00%, 05/25/33	4,725
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,435
669	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	644
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,058
1,332	Series 2003-S14, Class A4, PO, 07/25/18	1,079
3,611	Series 2004-S6, Class 2A6, PO, 06/25/34	2,400
1,159	Series 2004-S9, Class 2A1, 4.75%, 12/25/19	1,120
2,800	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	2,807
300	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	222
32	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	31
	Salomon Brothers Mortgage Securities VII, Inc.,
19	Series 2000-UP1, Class A2, 8.00%, 08/25/27	20
458	Series 2003-UP2, Class PO1, PO, 12/25/18	377
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	2,683
	Structured Asset Securities Corp.,
160	Series 2002-10H, Class 1AP, PO, 05/25/32	135
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	738
1,237	Series 2004-20, Class 1A3, 5.25%, 11/25/34	1,205
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	946
	WaMu Mortgage Pass-Through Certificates,
947	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	934
1,507	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,473
568	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	566
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,435
865	Series 2003-S9, Class P, PO, 10/25/33	565
4,699	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,644
517	Series 2003-S10, Class A6, PO, 10/25/18	391
511	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	502
1,997	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,667
4,785	Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	4,558
439	Series 2005-AR5, Class A1, VAR, 4.67%, 05/25/35	438
921	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	770
848	Series 2006-AR12, Class 2P, VAR, 1.00%, 10/25/36	737
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
24,431	Series 2005-2, Class 1A4, IF, IO, 0.00%, 04/25/35	101
5,423	Series 2005-2, Class 2A3, IF, IO, 0.00%, 04/25/35	19
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,174
2,135	Series 2005-6, Class 2A4, 5.50%, 08/25/35	2,116
4,341	Series 2005-6, Class 2A9, 5.50%, 08/25/35	3,871
1,023	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.50%, 05/25/32	1,024
	Wells Fargo Mortgage Backed Securities Trust,
2,553	Series 2003-1, Class 1A1, 4.50%, 02/25/18	2,496
942	Series 2003-8, Class A9, 4.50%, 08/25/18	894
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,211
1,035	Series 2003-11, Class 1APO, PO, 10/25/18	857
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,763
3,003	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,857
2,812	Series 2003-16, Class 2A3, 4.50%, 12/25/18	2,750
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	887
4,673	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	4,466
1,857	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,803
5,652	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	5,566
2,362	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,323
5,334	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,248
2,911	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,828
869	Series 2005-13, Class A, PO, 11/25/20	645
1,551	Series 2005-16, Class A, PO, 01/25/36	1,056
897	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	879
1,709	Series 2005-AR16, Class 2A1, VAR, 4.95%, 10/25/35	1,706
2,438	Series 2006-2, Class A, PO, 03/25/36	1,623
5,450	Series 2006-3, Class A8, 5.50%, 03/25/36	5,406
1,697	Series 2006-4, Class 1A, PO, 04/25/36	1,164

		390,182

	Total Collateralized Mortgage Obligations (Cost $1,333,870)	1,295,794

	Commercial Mortgage-Backed Securities — 1.3%
4,281	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	4,200
	Bear Stearns Commercial Mortgage Securities,
100	Series 2000-WF1, Class A1, 7.64%, 02/15/32	101
706	Series 2002-PBW1, Class A1, 3.97%, 11/01/35	691
953	Series 2004-T16, Class A2, 3.70%, 02/13/46	931

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,106
3,048	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	3,028
2,520	Series 2006-PW14, Class A1, 5.04%, 12/01/38	2,493
3,077	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	3,099
2,545	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	2,618
525	First Union-Chase Commercial Mortgage, Series 1999-C2, Series A2, 6.65%, 06/15/31	532
	Merrill Lynch Mortgage Trust,
3,000	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,929
3,296	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,152
2,997	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	2,968
	Morgan Stanley Capital I,
2,640	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,626
1,289	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,298
4,294	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,154

	Total Commercial Mortgage-Backed Securities (Cost $37,532)	36,926

	Corporate Bonds — 10.3%
	Aerospace & Defense — 0.1%
1,049	Northrop Grumman Corp., 7.13%, 02/15/11	1,107
616	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	633

		1,740

	Airlines — 0.1%
399	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	408
	Continental Airlines, Inc.,
323	Series 1999-2, Class A1, 7.26%, 03/15/20	345
942	Series 1999-2, Class A2, 7.06%, 09/15/09	963
	United Airlines, Inc.,
341	Series 2001-1, 6.07%, 03/01/13	343
477	Series 2001-1, 6.20%, 09/01/08	483

		2,542

	Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.,
980	4.75%, 01/15/08	976
1,000	6.50%, 11/15/13	1,043
2,157	7.20%, 09/01/09	2,230

		4,249

	Capital Markets — 1.9%
	Bear Stearns Cos., Inc. (The),
4,250	3.25%, 03/25/09	4,096
1,000	5.70%, 11/15/14	998
	Credit Suisse USA, Inc.,
414	4.70%, 06/01/09	409
500	5.13%, 08/15/15	486
942	5.50%, 08/15/13	943
5,870	6.13%, 11/15/11	6,025
	Goldman Sachs Group, Inc. (The),
1,254	3.88%, 01/15/09	1,226
1,031	4.75%, 07/15/13	985
2,600	5.15%, 01/15/14	2,524
1,032	5.25%, 10/15/13	1,013
750	5.50%, 11/15/14	742
1,441	6.60%, 01/15/12	1,500
377	6.65%, 05/15/09	386
4,342	6.88%, 01/15/11	4,538
192	7.35%, 10/01/09	200
	Lehman Brothers Holdings, Inc.,
616	4.00%, 01/22/08	610
1,000	5.50%, 04/04/16	983
1,200	5.75%, 05/17/13	1,208
1,480	6.63%, 01/18/12	1,543
257	7.88%, 11/01/09	272
1,246	Series G, 4.80%, 03/13/14	1,183
	Merrill Lynch & Co., Inc.,
428	4.79%, 08/04/10	420
2,765	5.45%, 07/15/14	2,735
753	Series B, 3.13%, 07/15/08	735
791	Series B, 3.70%, 04/21/08	779
1,980	Series C, 4.13%, 01/15/09	1,940
	Morgan Stanley,
490	4.25%, 05/15/10	475
1,954	4.75%, 04/01/14	1,839
1,700	5.30%, 03/01/13	1,674
2,430	6.60%, 04/01/12	2,533
5,077	6.75%, 04/15/11	5,289
370	6.75%, 10/15/13	392
339	8.00%, 06/15/10	363
1,307	State Street Corp.,
	7.65%, 06/15/10	1,387

		52,431

	Chemicals — 0.2%
1,130	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,214
	Dow Chemical Co. (The),
1,150	6.00%, 10/01/12	1,168
402	6.13%, 02/01/11	409

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

350	7.38%, 11/01/29	384
915	Monsanto Co., 7.38%, 08/15/12	989

		4,164

	Commercial Banks — 1.0%
615	Fifth Third Bancorp, 5.45%, 01/15/17	602
2,072	Firstar Bank N.A., 7.13%, 12/01/09	2,156
1,177	Huntington National Bank (The), 8.00%, 04/01/10	1,248
550	KEY Bank N.A., 7.50%, 09/15/08	562
1,545	Keycorp, Series G, 4.70%, 05/21/09	1,524
800	PNC Funding Corp., 5.25%, 11/15/15	776
565	Popular North America, Inc., 4.25%, 04/01/08	558
1,503	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,464
880	SunTrust Bank, 6.38%, 04/01/11	908
942	US Bancorp, 7.50%, 06/01/26	1,100
2,949	US Bank N.A., 6.50%, 02/01/08	2,962
	Wachovia Bank N.A.,
1,000	5.60%, 03/15/16	996
836	7.80%, 08/18/10	889
	Wachovia Corp.,
1,830	3.50%, 08/15/08	1,791
2,413	3.63%, 02/17/09	2,344
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09	1,896
565	4.20%, 01/15/10	550
1,600	5.00%, 11/15/14	1,541
2,000	5.30%, 08/26/11	1,993
1,964	Wells Fargo Bank N.A., 7.55%, 06/21/10	2,073

		27,933

	Communications Equipment — 0.0% (g)
750	Cisco Systems, Inc., 5.50%, 02/22/16	741

	Computers & Peripherals — 0.1%
1,300	Hewlett-Packard Co., 5.40%, 03/01/17	1,270
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,054
527	6.22%, 08/01/27	547

		2,871

	Consumer Finance — 1.0%
565	American Express Credit Corp., 3.00%, 05/16/08	553
	American General Finance Corp.,
1,074	Series H, 4.50%, 11/15/07	1,070
1,283	Series H, 5.38%, 10/01/12	1,270
160	Capital One Bank, 5.75%, 09/15/10	161
	Capital One Financial Corp.,
850	5.70%, 09/15/11	850
1,855	6.25%, 11/15/13	1,894
	HSBC Finance Corp.,
942	4.75%, 05/15/09	930
1,000	4.75%, 07/15/13	951
1,428	5.00%, 06/30/15	1,358
2,200	5.25%, 01/15/14	2,146
6,788	5.88%, 02/01/09	6,833
188	6.38%, 11/27/12	194
1,259	6.40%, 06/17/08	1,271
2,135	6.50%, 11/15/08	2,165
314	6.75%, 05/15/11	327
207	7.35%, 11/27/32	234
	SLM Corp.,
2,200	4.00%, 01/15/10	2,089
963	Series A, 5.38%, 01/15/13	883
527	Toyota Motor Credit Corp., 2.88%, 08/01/08	512
640	Washington Mutual Finance Corp.,
	6.88%, 05/15/11	671

		26,362

	Diversified Financial Services — 1.8%
	Associates Corp. of North America,
1,756	8.15%, 08/01/09	1,854
1,160	8.55%, 07/15/09	1,233
942	Series A, 7.95%, 02/15/10	1,002
	Bank of America Corp.,
1,808	3.88%, 01/15/08	1,791
428	5.25%, 12/01/15	417
2,500	5.63%, 10/14/16	2,502
1,500	5.75%, 08/15/16	1,503
998	7.40%, 01/15/11	1,062
5,023	7.80%, 02/15/10	5,323

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

550	Caterpillar Financial Services Corp., 5.50%, 03/15/16	544
	Citigroup, Inc.,
471	3.50%, 02/01/08	465
856	4.70%, 05/29/15	809
1,000	5.00%, 09/15/14	963
2,000	5.13%, 05/05/14	1,954
2,062	5.63%, 08/27/12	2,071
283	6.20%, 03/15/09	287
	General Electric Capital Corp.,
1,507	3.50%, 05/01/08	1,483
2,500	5.40%, 02/15/17	2,453
1,000	5.65%, 06/09/14	1,005
2,011	Series A, 4.25%, 01/15/08	1,998
791	Series A, 4.63%, 09/15/09	779
4,934	Series A, 5.88%, 02/15/12	5,015
4,352	Series A, 6.00%, 06/15/12	4,448
3,126	Series A, 6.13%, 02/22/11	3,198
1,964	Series A, 6.75%, 03/15/32	2,177
	International Lease Finance Corp.,
595	4.50%, 05/01/08	589
472	5.88%, 05/01/13	476
1,049	Textron Financial Corp., 5.13%, 02/03/11	1,039

		48,440

	Diversified Telecommunication Services — 0.8%
866	Bellsouth Capital Funding Corp., 7.75%, 02/15/10	915
428	BellSouth Corp., 5.20%, 09/15/14	416
1,381	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	1,405
3,090	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	3,395
1,884	France Telecom S.A. (France), 7.75%, 03/01/11	2,025
2,214	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,330
	Sprint Capital Corp.,
1,152	7.63%, 01/30/11	1,220
377	8.38%, 03/15/12	413
527	8.75%, 03/15/32	608
1,550	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	1,496
1,017	TELUS Corp. (Canada), 8.00%, 06/01/11	1,088
	Verizon Communications, Inc.,
650	5.50%, 04/01/17	634
753	7.51%, 04/01/09	778
642	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	649
3,107	Verizon Global Funding Corp., 7.25%, 12/01/10	3,287
554	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12	563
829	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	965
802	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	754

		22,941

	Electric Utilities — 0.3%
272	Alabama Power Co., 4.70%, 12/01/10	266
264	Appalachian Power Co., 6.60%, 05/01/09	269
848	Carolina Power & Light Co., 5.13%, 09/15/13	830
1,350	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	1,351
	Duke Energy Corp.,
1,884	4.20%, 10/01/08	1,851
1,373	5.63%, 11/30/12	1,382
1,893	Exelon Generation Co. LLC, 6.95%, 06/15/11	1,976
400	Florida Power & Light Co., 5.95%, 10/01/33	400
213	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	206
897	PSEG Power LLC,
	7.75%, 04/15/11	962

		9,493

	Electronic Equipment & Instruments — 0.0% (g)
500	Arrow Electronics, Inc., 6.88%, 07/01/13	519

	Food & Staples Retailing — 0.1%
1,130	Kroger Co. (The), 8.05%, 02/01/10	1,194
725	Wal-Mart Stores, Inc., 5.25%, 09/01/35	647

		1,841

	Gas Utilities — 0.1%
100	Atmos Energy Corp., 5.13%, 01/15/13	96

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

687	KeySpan Gas East Corp., 7.88%, 02/01/10	728
890	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	816

		1,640

	Household Products — 0.0% (g)
872	Procter & Gamble Co., 9.36%, 01/01/21	1,070

	Insurance — 1.2%
	American International Group, Inc.,
1,469	4.25%, 05/15/13	1,374
3,000	5.45%, 05/18/17	2,956
2,185	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,120
2,260	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	2,218
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,739
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (e)	911
1,017	7.90%, 07/02/10 (e)	1,088
	MassMutual Global Funding II,
1,545	3.25%, 06/15/07 (e)	1,544
1,658	3.50%, 03/15/10 (e)	1,583
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,074
2,260	Monumental Global Funding II, 4.38%, 07/30/09 (e)	2,209
452	Nationwide Financial Services, 6.25%, 11/15/11	464
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	873
2,637	5.38%, 09/15/13 (e)	2,637
571	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	557
	Principal Life Global Funding I,
942	2.80%, 06/26/08 (e)	914
226	5.13%, 06/28/07 (e)	226
4,049	6.25%, 02/15/12 (e)	4,178
	Protective Life Secured Trusts,
819	4.00%, 10/07/09	793
2,260	4.00%, 04/01/11	2,155
235	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	227

		31,840

	Media — 0.5%
599	Comcast Cable Communications LLC, 7.13%, 06/15/13	642
2,750	Comcast Cable Holdings LLC, 9.80%, 02/01/12	3,202
	Comcast Corp.,
1,000	5.30%, 01/15/14	977
1,434	5.50%, 03/15/11	1,433
1,000	5.90%, 03/15/16	998
700	Comcast Holdings Corp., 10.63%, 07/15/12	840
688	COX Communications, Inc., 7.75%, 11/01/10	736
866	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,022
	Time Warner, Inc.,
829	7.48%, 01/15/08	841
171	7.70%, 05/01/32	190
616	8.18%, 08/15/07	620
1,177	9.15%, 02/01/23	1,465

		12,966

	Metals & Mining — 0.0% (g)
1,155	Alcoa, Inc., 5.55%, 02/01/17	1,113

	Multi-Utilities — 0.1%
1,247	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	1,286
1,413	DTE Energy Co., Series A, 6.65%, 04/15/09	1,441

		2,727

	Oil, Gas & Consumable Fuels — 0.1%
1,000	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	1,002
1,695	ConocoPhillips Co., 8.75%, 05/25/10	1,853
200	Kerr-McGee Corp.,
	6.95%, 07/01/24	210

		3,065

	Paper & Forest Products — 0.1%
	International Paper Co.,
1,281	4.00%, 04/01/10	1,229
600	4.25%, 01/15/09	587
	Union Camp Corp.,
687	6.50%, 11/15/07	689
471	Weyerhaeuser Co., 6.75%, 03/15/12	489

		2,994

	Real Estate Management & Development — 0.0% (g)

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

264		ERP Operating LP, 4.75%, 06/15/09	260

		Road & Rail — 0.1%
		Burlington Northern Santa Fe Corp.,
813		6.13%, 03/15/09	821
959		7.13%, 12/15/10	1,008
350		Norfolk Southern Corp., 7.70%, 05/15/17	390
		Union Pacific Corp.,
200		4.88%, 01/15/15	188
1,100		5.65%, 05/01/17	1,080

			3,487

		Software — 0.0% (g)
1,350		Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	1,310

		Thrifts & Mortgage Finance — 0.3%
616		Bank United, Series A, 8.00%, 03/15/09	639
		Countrywide Home Loans, Inc.,
1,130		3.25%, 05/21/08	1,106
2,715		Series L, 4.00%, 03/22/11	2,562
770		Washington Mutual Bank, 6.88%, 06/15/11	803
		Washington Mutual, Inc.,
1,232		4.20%, 01/15/10	1,194
700		4.63%, 04/01/14	647
1,100		World Savings Bank FSB, 4.50%, 06/15/09	1,079

			8,030

		Wireless Telecommunication Services — 0.2%
1,612		New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,743
4,500		Sprint Nextel Corp., 6.00%, 12/01/16	4,339

			6,082

		Total Corporate Bonds (Cost $290,577)	282,851

		Foreign Government Securities — 0.5%
		Province of Quebec (Canada),
4,332		5.75%, 02/15/09	4,367
377		Series A, SUB, 7.37%, 03/06/26	450
		United Mexican States (Mexico),
1,569		4.63%, 10/08/08	1,553
1,407		6.38%, 01/16/13	1,468
856		6.63%, 03/03/15	917
3,308		Series A, 7.50%, 04/08/33	3,995

		Total Foreign Government Securities (Cost $12,585)	12,750

		Mortgage Pass-Through Securities — 8.4%
		Federal Home Loan Mortgage Corp., Conventional Pools,
- (h	)	7.50%, 07/01/16	- (h	)
44		12.00%, 08/01/15-07/01/19	47
3,984		ARM, 4.12%, 04/01/34	3,923
2,565		ARM, 4.27%, 12/01/33	2,543
2,500		ARM, 5.73%, 11/01/36	2,511
993		ARM, 5.86%, 02/01/37	999
2,304		ARM, 5.89%, 10/01/36	2,323
161		ARM, 6.97%, 07/01/19	162
102		ARM, 7.19%, 04/01/30	103
		Federal Home Loan Mortgage Corp., Gold Pools,
10,539		4.00%, 06/01/13-05/01/19	10,044
4,815		4.00%, 09/01/35	4,333
703		4.50%, 08/01/18	675
234		5.50%, 06/01/17	233
1,817		5.50%, 10/01/33-01/01/34	1,770
8,242		5.50%, 10/01/33-07/01/35	8,070
263		6.00%, 04/01/18	266
621		6.00%, 12/01/22	627
1,373		6.00%, 12/01/33-01/01/34	1,377
3,090		6.50%, 08/01/16-02/01/19	3,161
1,793		6.50%, 11/01/22	1,847
7,494		6.50%, 11/01/34-11/01/36	7,629
1,454		7.00%, 01/01/17-04/01/17	1,497
413		7.00%, 07/01/29	424
3,049		7.00%, 07/01/32-10/01/36	3,141
485		7.50%, 09/01/10-11/01/15	495
112		8.50%, 11/01/15	118
		Federal National Mortgage Association, Various Pools,
4,640		3.50%, 09/01/18-07/01/19	4,242
6,739		4.00%, 09/01/13 -11/01/33	6,286
35,859		4.00%, 07/01/18-12/01/18	33,640
4,562		4.50%, 11/01/14-03/01/24	4,410
7,473		4.50%, 07/01/18-12/01/19	7,166
1,144		4.50%, 02/01/35	1,058
1,349		5.00%, 12/01/16-11/01/18	1,319
744		5.00%, 09/01/35	710
2,351		5.50%, 06/01/12-09/01/33	2,329
14,174		5.50%, 04/01/33-03/01/34	13,878
162		6.00%, 02/01/14	163
4,453		6.00%, 06/01/16-08/01/19	4,503
4,380		6.00%, 12/01/28-09/01/33	4,400
1,182		6.50%, 03/01/17-08/01/20	1,209
849		6.50%, 03/01/29-08/01/31	875

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,934	6.50%, 05/01/22-07/01/36	7,091
1,670	7.00%, 03/01/17-09/01/17	1,722
770	7.00%, 04/01/17-02/01/33	802
947	7.00%, 10/01/46	969
116	7.50%, 03/01/17	120
2,415	7.50%, 08/01/36	2,502
330	8.00%, 11/01/12-11/01/15	341
2,137	8.00%, 03/01/27-07/01/28	2,270
328	10.89%, 04/15/19	366
42	12.50%, 01/01/16	46
664	ARM, 3.87%, 07/01/33	666
2,100	ARM, 3.99%, 05/01/34	2,070
2,757	ARM, 4.12%, 09/01/33	2,695
1,233	ARM, 4.15%, 01/01/34	1,219
2,661	ARM, 4.24%, 07/01/33	2,672
1,416	ARM, 4.24%, 04/01/34	1,389
4,784	ARM, 4.30%, 06/01/35	4,734
950	ARM, 4.50%, 01/01/36	938
869	ARM, 4.54%, 02/01/34	857
1,219	ARM, 4.57%, 07/01/34	1,225
668	ARM, 4.57%, 09/01/34	662
2,194	ARM, 4.63%, 11/01/34	2,175
8,865	ARM, 4.63%, 04/01/35	8,749
2,742	ARM, 4.67%, 01/01/35	2,719
1,193	ARM, 4.69%, 05/01/35	1,192
2,688	ARM, 4.71%, 04/01/35	2,651
1,479	ARM, 4.74%, 11/01/34	1,474
4,767	ARM, 4.78%, 08/01/34	4,728
1,859	ARM, 4.78%, 10/01/34	1,856
2,361	ARM, 4.81%, 10/01/34	2,354
4,172	ARM, 4.84%, 01/01/35	4,148
329	ARM, 4.85%, 04/01/34	331
960	ARM, 4.86%, 02/01/35	955
3,597	ARM, 4.87%, 01/01/33	3,570
1,265	ARM, 4.92%, 09/01/34	1,259
2,992	ARM, 4.96%, 07/01/33	2,948
3,523	ARM, 4.98%, 05/01/35	3,513
1,562	ARM, 5.53%, 11/01/33	1,588
21	ARM, 5.62%, 01/01/19	21
257	ARM, 5.63%, 09/01/27	259
273	ARM, 5.63%, 03/01/29	276
59	ARM, 6.76%, 03/01/19	59
	Government National Mortgage Association I Pools,
397	6.50%, 06/15/17-12/15/17	406
1,251	6.50%, 03/15/28-04/15/33	1,284
662	7.00%, 02/15/33-06/15/33	696
150	7.50%, 11/15/22-11/15/31	156
743	8.00%, 01/15/16	781
61	8.00%, 09/15/22-08/15/28	64
12	9.00%, 12/15/16	13
	Government National Mortgage Association II Pools,
1,180	4.50%, 08/20/33	1,096
176	7.50%, 02/20/28-09/20/28	184
244	8.00%, 12/20/25-09/20/28	258
68	8.50%, 05/20/25	73

	Total Mortgage Pass-Through Securities (Cost $234,436)	231,698

	Municipal Bonds — 0.1%
2,055	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $2,074)	1,910

	Supranational — 0.0% (g)
377	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $385)	367

	U.S. Government Agency Securities — 1.2%
12,411	Federal Home Loan Bank System, 4.72%, 09/20/12	12,075
	Federal Home Loan Mortgage Corp.,
3,123	4.13%, 07/12/10	3,033
848	5.75%, 01/15/12	867
753	6.63%, 09/15/09	777
1,043	6.88%, 09/15/10	1,097
	Federal National Mortgage Association,
1,507	5.50%, 03/15/11	1,523
856	6.00%, 05/15/08	862
1,367	6.13%, 03/15/12	1,421
3,409	6.25%, 02/01/11	3,531
791	6.38%, 06/15/09	809
2,826	6.63%, 09/15/09	2,914
885	7.13%, 06/15/10	933
3,998	7.25%, 01/15/10	4,201

	Total U.S. Government Agency Securities (Cost $34,954)	34,043

	U.S. Treasury Obligations — 21.1%
	U.S. Treasury Bonds,
856	6.25%, 08/15/23	963
2,785	7.50%, 11/15/16	3,321
1,130	7.63%, 02/15/25	1,458
4,181	7.88%, 02/15/21	5,326
514	8.13%, 05/15/21	669
3,275	8.75%, 05/15/17	4,246
3,220	8.75%, 08/15/20	4,354

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

226	8.88%, 02/15/19	303
490	9.25%, 02/15/16	640
2,069	9.88%, 11/15/15	2,776
28,303	10.38%, 11/15/12 (m)	28,955
9,901	11.75%, 11/15/14 (m)	11,454
40,923	12.00%, 08/15/13 (m)	44,270
4,238	12.50%, 08/15/14 (m)	4,901
377	13.25%, 05/15/14 (m)	435
	U.S. Treasury Bonds Coupon STRIPS,
7,082	05/15/08	6,758
1,456	05/15/09	1,325
1,000	11/15/09	889
6,485	02/15/10	5,701
16,047	02/15/11	13,480
9,294	08/15/11	7,626
18,134	05/15/12	14,496
7,486	11/15/12	5,767
27,604	02/15/13	21,024
2,569	05/15/13	1,931
7,217	08/15/13	5,370
31,678	02/15/14 (m)	22,927
14,185	05/15/14 (m)	10,137
32,405	08/15/14 (m)	22,879
22,433	11/15/14 (m)	15,625
14,180	02/15/15 (m)	9,750
3,626	05/15/15	2,463
13,603	08/15/15	9,129
24,687	11/15/15	16,340
50,896	02/15/16	33,280
12,290	05/15/16	7,939
1,771	08/15/16	1,128
10,137	11/15/16	6,373
9,304	02/15/17	5,777
22,756	05/15/17	13,904
8,244	11/15/17	4,914
31,715	05/15/18	18,364
13,702	02/15/19	7,608
1,750	08/15/20	892
678	02/15/22	318
5,292	02/15/23	2,363
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09	4,975
5,445	11/15/15	3,604
1,000	05/15/16	645
	U.S. Treasury Inflation Indexed Bonds,
8,632	3.63%, 04/15/28 (m)	10,177
2,359	3.88%, 01/15/09	2,406
15,069	4.25%, 01/15/10	15,727
	U.S. Treasury Notes,
3,425	3.00%, 11/15/07	3,396
377	3.13%, 09/15/08	368
1,870	3.25%, 08/15/08	1,831
1,000	3.25%, 01/15/09	974
2,312	3.38%, 02/15/08	2,285
2,428	3.38%, 10/15/09	2,346
1,969	3.50%, 12/15/09	1,905
428	3.63%, 01/15/10	415
2,195	4.00%, 06/15/09	2,157
29,968	4.00%, 04/15/10	29,280
1,000	4.50%, 09/30/11	986
13,500	4.63%, 10/31/11	13,378
3,000	4.75%, 05/15/14	2,978
1,500	4.88%, 05/15/09	1,499
7,000	5.00%, 07/31/08	6,998
1,421	5.63%, 05/15/08	1,428
6,167	5.75%, 08/15/10	6,331
9,079	6.00%, 08/15/09	9,283
2,072	6.13%, 08/15/07	2,077
33,223	6.50%, 02/15/10 (m)	34,565
8,575	U.S. Treasury Notes Principal STRIPS, 11/15/12	6,595

	Total U.S. Treasury Obligations (Cost $608,627)	579,157

	Total Long-Term Investments (Cost $2,597,421)	2,517,347

Shares

	Short-Term Investment — 8.2%
	Investment Company — 8.2%
224,571	JPMorgan Liquid Assets Money Market Fund (b) (Cost $224,571)	224,571

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 13.9%
	Certificates of Deposit — 1.0%
9,750	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	9,750
9,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	9,000
9,850	Societe Generale, New York, FRN, 5.31%, 06/20/07	9,850

		28,600

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Corporate Notes — 6.7%
8,000	Allstate Life Global II, FRN, 5.32%, 06/30/08	8,000
	American Express Credit Corp.,
9,000	FRN, 5.32%, 06/12/07	9,000
7,000	FRN, 5.33%, 01/15/08	7,000
8,500	Banque Federative du Credit Mutuel, FRN, 5.32%, 06/30/08	8,500
1,750	Beta Finance, Inc., FRN, 5.37%, 01/15/08	1,750
13,500	Caixa Catal, FRN, 5.40%, 06/27/08	13,500
12,650	CDC Financial Products, Inc., FRN, 5.36%, 06/29/07	12,650
15,800	Citigroup Global Markets, Inc., FRN, 5.38%, 06/07/07	15,800
12,000	Dorada Finance Inc., FRN, 5.37%, 01/14/08	12,000
10,998	K2 (USA) LLC, FRN, 5.39%, 02/15/08	10,998
12,998	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	12,998
10,000	Macquarie Bank Ltd, FRN, 5.34%, 06/30/08	10,000
13,000	Morgan Stanley, FRN, 5.49%, 06/30/08	13,000
15,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	15,999
5,000	Pricoa Global Funding I, FRN, 5.31%, 06/30/08	5,000
	Sigma Finance, Inc.,
1,000	FRN, 5.37%, 10/24/07	1,000
2,500	FRN, 5.37%, 01/17/08	2,500
11,997	FRN, 5.39%, 02/27/08	11,997
12,000	Unicredito Italiano Bank plc, FRN, 5.34%, 06/30/08	12,000

		183,692

	Funding Agreement — 0.5%
15,000	Beneficial Life Insurance Co., FRN, 5.40%, 08/31/07	15,000

	Repurchase Agreements — 5.3%
69,679	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $69,689, collateralized by U.S. Government Agency Mortgages	69,679
75,000	Credit Suisse First Boston LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $75,011, collateralized by U.S. Government Agency Mortgages	75,000

		144,679

	Time Deposit — 0.4%
10,000	KBC, Dublin, 5.31%, 07/31/07	10,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $381,971)	381,971

	Total Investments — 113.6% (Cost $3,203,963)	3,123,889
	Liabilities in Excess of Other Assets — (13.6)%	(373,412)

	NET ASSETS — 100.0%	$2,750,477

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
GO	General Obligation
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of May 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,451
Aggregate gross unrealized depreciation	(87,525)

Net unrealized appreciation/depreciation	$(80,074)

Federal income tax cost of investments	$3,203,963

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.7%
	Common Stocks — 99.5%
	Aerospace & Defense — 2.6%
27	Boeing Co.	2,678
14	General Dynamics Corp.	1,098
4	Goodrich Corp.	251
27	Honeywell International, Inc.	1,562
4	L-3 Communications Holdings, Inc.	400
12	Lockheed Martin Corp.	1,174
12	Northrop Grumman Corp.	893
5	Precision Castparts Corp.	554
15	Raytheon Co.	837
6	Rockwell Collins, Inc.	401
34	United Technologies Corp.	2,369

		12,217

	Air Freight & Logistics — 0.9%
6	CH Robinson Worldwide, Inc.	316
10	FedEx Corp.	1,156
36	United Parcel Service, Inc., Class B	2,589

		4,061

	Airlines — 0.1%
27	Southwest Airlines Co.	381

	Auto Components — 0.2%
7	Goodyear Tire & Rubber Co. (The) (a)	243
7	Johnson Controls, Inc.	727

		970

	Automobiles — 0.4%
64	Ford Motor Co.	532
19	General Motors Corp.	572
9	Harley-Davidson, Inc.	531

		1,635

	Beverages — 2.1%
26	Anheuser-Busch Cos., Inc.	1,373
3	Brown-Forman Corp., Class B	181
68	Coca-Cola Co. (The)	3,600
9	Coca-Cola Enterprises, Inc.	219
6	Constellation Brands, Inc., Class A (a)	158
2	Molson Coors Brewing Co., Class B	145
4	Pepsi Bottling Group, Inc.	155
55	PepsiCo, Inc.	3,774

		9,605

	Biotechnology — 1.3%
39	Amgen, Inc. (a)	2,218
12	Biogen Idec, Inc. (a)	603
13	Celgene Corp. (a)	780
9	Genzyme Corp. (a)	573
16	Gilead Sciences, Inc. (a)	1,297
8	MedImmune, Inc. (a)	479

		5,950

	Building Products — 0.2%
6	American Standard Cos., Inc.	352
13	Masco Corp.	399

		751

	Capital Markets — 3.7%
8	Ameriprise Financial, Inc.	507
25	Bank of New York Co., Inc. (The)	1,034
4	Bear Stearns Cos., Inc. (The)	606
35	Charles Schwab Corp. (The)	778
14	E*Trade Financial Corp. (a)	345
3	Federated Investors, Inc., Class B	117
6	Franklin Resources, Inc.	767
14	Goldman Sachs Group, Inc. (The)	3,203
6	Janus Capital Group, Inc.	177
4	Legg Mason, Inc.	448
18	Lehman Brothers Holdings, Inc.	1,302
14	Mellon Financial Corp.	608
30	Merrill Lynch & Co., Inc.	2,766
36	Morgan Stanley	3,053
6	Northern Trust Corp.	414
11	State Street Corp.	769
9	T. Rowe Price Group, Inc.	459

		17,353

	Chemicals — 1.5%
7	Air Products & Chemicals, Inc.	569
2	Ashland, Inc.	114
32	Dow Chemical Co. (The)	1,468

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	Eastman Chemical Co.	186
6	Ecolab, Inc.	259
31	EI du Pont de Nemours & Co.	1,631
4	Hercules, Inc. (a)	74
3	International Flavors & Fragrances, Inc.	135
18	Monsanto Co.	1,129
6	PPG Industries, Inc.	421
11	Praxair, Inc.	736
5	Rohm & Haas Co.	254
4	Sigma-Aldrich Corp.	193

		7,169

	Commercial Banks — 3.8%
18	BB&T Corp.	770
5	Comerica, Inc.	334
6	Commerce Bancorp, Inc.	218
4	Compass Bancshares, Inc.	308
19	Fifth Third Bancorp	795
4	First Horizon National Corp.	170
8	Huntington Bancshares, Inc.	178
13	KeyCorp	476
3	M&T Bank Corp.	286
9	Marshall & Ilsley Corp.	414
20	National City Corp.	691
12	PNC Financial Services Group, Inc.	862
25	Regions Financial Corp.	880
12	SunTrust Banks, Inc.	1,070
11	Synovus Financial Corp.	364
60	U.S. Bancorp	2,066
64	Wachovia Corp.	3,483
114	Wells Fargo & Co.	4,112
4	Zions Bancorp	299

		17,776

	Commercial Services & Supplies — 0.5%
9	Allied Waste Industries, Inc. (a)	116
3	Avery Dennison Corp.	202
5	Cintas Corp.	176
5	Equifax, Inc.	206
4	Monster Worldwide, Inc. (a)	204
7	Pitney Bowes, Inc.	355
7	R.R. Donnelley & Sons Co.	315
6	Robert Half International, Inc.	199
18	Waste Management, Inc.	695

		2,468

	Communications Equipment — 2.5%
4	ADC Telecommunications, Inc. (a) (m)	66
15	Avaya, Inc. (a)	245
3	Ciena Corp. (a)	98
204	Cisco Systems, Inc. (a)	5,484
53	Corning, Inc. (a)	1,323
7	JDS Uniphase Corp. (a)	93
19	Juniper Networks, Inc. (a)	469
81	Motorola, Inc.	1,467
56	QUALCOMM, Inc.	2,400
15	Tellabs, Inc. (a)	161

		11,806

	Computers & Peripherals — 3.9%
29	Apple, Inc. (a)	3,534
77	Dell, Inc. (a)	2,059
71	EMC Corp. (a)	1,201
90	Hewlett-Packard Co.	4,126
51	International Business Machines Corp.	5,413
3	Lexmark International, Inc., Class A (a)	168
6	NCR Corp. (a)	324
13	Network Appliance, Inc. (a)	403
5	QLogic Corp. (a)	91
8	SanDisk Corp. (a)	334
121	Sun Microsystems, Inc. (a)	619

		18,272

	Construction & Engineering — 0.1%
3	Fluor Corp.	309

	Construction Materials — 0.1%
3	Vulcan Materials Co.	384

	Consumer Finance — 1.0%
40	American Express Co.	2,613
14	Capital One Financial Corp.	1,105
14	SLM Corp.	778

		4,496

	Containers & Packaging — 0.2%
3	Ball Corp.	192
4	Bemis Co., Inc.	119
4	Pactiv Corp. (a)	152

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

5	Sealed Air Corp.	176
4	Temple-Inland, Inc.	223

		862

	Distributors — 0.1%
6	Genuine Parts Co.	295

	Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (a)	226
11	H&R Block, Inc.	258

		484

	Diversified Financial Services — 5.2%
151	Bank of America Corp.	7,649
1	Chicago Mercantile Exchange Holdings, Inc., Class A	623
7	CIT Group, Inc.	391
165	Citigroup, Inc.	9,010
117	JPMorgan Chase & Co. (q)	6,072
8	Moody’s Corp.	549

		24,294

	Diversified Telecommunication Services — 3.1%
211	AT&T, Inc.	8,706
4	CenturyTel, Inc.	186
11	Citizens Communications Co.	181
5	Embarq Corp.	326
53	Qwest Communications International, Inc. (a)	544
98	Verizon Communications, Inc.	4,272
16	Windstream Corp.	242

		14,457

	Electric Utilities — 1.9%
6	Allegheny Energy, Inc. (a)	296
13	American Electric Power Co., Inc.	637
42	Duke Energy Corp.	829
11	Edison International	640
7	Entergy Corp.	755
23	Exelon Corp.	1,763
11	FirstEnergy Corp.	745
14	FPL Group, Inc.	875
3	Pinnacle West Capital Corp.	157
13	PPL Corp.	597
9	Progress Energy, Inc.	434
25	Southern Co. (The)	909

		8,637

	Electrical Equipment — 0.4%
6	Cooper Industries Ltd., Class A	330
27	Emerson Electric Co.	1,304
6	Rockwell Automation, Inc.	380

		2,014

	Electronic Equipment & Instruments — 0.2%
14	Agilent Technologies, Inc. (a)	520
6	Jabil Circuit, Inc.	143
5	Molex, Inc.	142
18	Sanmina-SCI Corp. (a)	64
30	Solectron Corp. (a)	104
3	Tektronix, Inc.	83

		1,056

	Energy Equipment & Services — 2.0%
11	Baker Hughes, Inc.	891
10	BJ Services Co.	290
5	ENSCO International, Inc.	308
31	Halliburton Co.	1,108
9	Nabors Industries Ltd. (Bermuda) (a)	328
6	National Oilwell Varco, Inc. (a)	560
5	Noble Corp.	419
4	Rowan Cos., Inc.	147
40	Schlumberger Ltd.	3,095
7	Smith International, Inc.	374
10	Transocean, Inc. (a)	971
11	Weatherford International Ltd. (a)	620

		9,111

	Food & Staples Retailing — 2.3%
15	Costco Wholesale Corp.	862
52	CVS Corp.	2,007
24	Kroger Co. (The)	724
15	Safeway, Inc.	512
7	SUPERVALU, Inc.	334
21	SYSCO Corp.	689
83	Wal-Mart Stores, Inc.	3,948
34	Walgreen Co.	1,523
5	Whole Foods Market, Inc.	195

		10,794

	Food Products — 1.4%
22	Archer-Daniels-Midland Co.	771
7	Campbell Soup Co.	292

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

17	ConAgra Foods, Inc.	434
4	Dean Foods Co.	143
12	General Mills, Inc.	713
11	H.J. Heinz Co.	521
6	Hershey Co. (The)	308
8	Kellogg Co.	456
55	Kraft Foods, Inc. Class A	1,865
4	McCormick & Co., Inc.	164
25	Sara Lee Corp.	443
9	Tyson Foods, Inc., Class A	190
7	Wm. Wrigley, Jr., Co.	431

		6,731

	Gas Utilities — 0.1%
2	Nicor, Inc.	71
3	Questar Corp.	313

		384

	Health Care Equipment & Supplies — 1.6%
2	Bausch & Lomb, Inc.	124
22	Baxter International, Inc.	1,246
8	Becton, Dickinson & Co.	629
8	Biomet, Inc.	360
40	Boston Scientific Corp. (a)	626
3	CR Bard, Inc.	294
5	Hospira, Inc. (a)	210
39	Medtronic, Inc.	2,065
12	St. Jude Medical, Inc. (a)	496
10	Stryker Corp.	677
4	Varian Medical Systems, Inc. (a)	175
8	Zimmer Holdings, Inc. (a)	704

		7,606

	Health Care Providers & Services — 2.3%
17	Aetna, Inc.	922
6	AmerisourceBergen Corp.	327
14	Cardinal Health, Inc.	978
3	Cigna Corp.	551
5	Coventry Health Care, Inc. (a)	321
5	Express Scripts, Inc. (a)	467
6	Humana, Inc. (a)	349
4	Laboratory Corp. of America Holdings (a)	325
2	Manor Care, Inc.	167
10	McKesson Corp.	629
10	Medco Health Solutions, Inc. (a)	755
5	Patterson Cos., Inc. (a)	176
5	Quest Diagnostics, Inc.	262
16	Tenet Healthcare Corp. (a)	111
46	UnitedHealth Group, Inc.	2,502
21	WellPoint, Inc. (a)	1,682

		10,524

	Health Care Technology — 0.0% (g)
7	IMS Health, Inc.	215

	Hotels, Restaurants & Leisure — 1.6%
15	Carnival Corp.	753
5	Darden Restaurants, Inc.	223
6	Harrah’s Entertainment, Inc.	537
13	Hilton Hotels Corp.	466
11	International Game Technology	459
11	Marriott International, Inc., Class A	512
41	McDonald’s Corp.	2,052
25	Starbucks Corp. (a)	730
7	Starwood Hotels & Resorts Worldwide, Inc.	522
3	Wendy’s International, Inc.	129
6	Wyndham Worldwide Corp. (a)	237
9	Yum! Brands, Inc.	602

		7,222

	Household Durables — 0.6%
2	Black & Decker Corp.	209
4	Centex Corp.	195
9	D.R. Horton, Inc.	215
5	Fortune Brands, Inc.	415
2	Harman International Industries, Inc.	262
3	KB Home	119
6	Leggett & Platt, Inc.	146
5	Lennar Corp., Class A	212
9	Newell Rubbermaid, Inc.	297
7	Pulte Homes, Inc.	196
2	Snap-On, Inc.	107
3	Stanley Works (The)	177
3	Whirlpool Corp.	297

		2,847

	Household Products — 2.0%
5	Clorox Co.	343

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

17	Colgate-Palmolive Co.	1,160
15	Kimberly-Clark Corp.	1,092
106	Procter & Gamble Co.	6,763

		9,358

	Independent Power Producers & Energy Traders — 0.5%
22	AES Corp. (The) (a) (m)	532
6	Constellation Energy Group, Inc.	559
13	Dynegy, Inc., Class A (a)	123
15	TXU Corp.	1,045

		2,259

	Industrial Conglomerates — 3.9%
25	3M Co.	2,177
347	General Electric Co.	13,034
4	Textron, Inc.	453
67	Tyco International Ltd. (Bermuda)	2,225

		17,889

	Insurance — 4.8%
11	ACE Ltd. (Bermuda)	679
17	Aflac, Inc. (m)	877
21	Allstate Corp. (The)	1,283
3	AMBAC Financial Group, Inc.	309
88	American International Group, Inc.	6,347
10	AON Corp.	432
3	Assurant, Inc.	201
14	Chubb Corp. (The)	756
6	Cincinnati Financial Corp.	265
15	Genworth Financial, Inc., Class A	537
11	Hartford Financial Services Group, Inc.	1,114
9	Lincoln National Corp.	677
15	Loews Corp.	776
19	Marsh & McLennan Cos., Inc.	612
5	MBIA, Inc.	303
25	MetLife, Inc.	1,726
9	Principal Financial Group, Inc.	549
25	Progressive Corp. (The)	579
16	Prudential Financial, Inc.	1,614
4	Safeco Corp.	223
3	Torchmark Corp.	232
23	Travelers Cos., Inc. (The)	1,234
12	UnumProvident Corp.	307
6	XL Capital Ltd., Class A (Bermuda)	498

		22,130

	Internet & Catalog Retail — 0.2%
10	Amazon.com, Inc. (a)	726
7	IAC/InterActiveCorp (a)	253

		979

	Internet Software & Services — 1.4%
38	eBay, Inc. (a)	1,248
7	Google, Inc., Class A (a)	3,654
8	VeriSign, Inc. (a)	247
41	Yahoo!, Inc. (a)	1,182

		6,331

	IT Services — 1.1%
3	Affiliated Computer Services, Inc., Class A (a)	195
19	Automatic Data Processing, Inc.	922
5	Cognizant Technology Solutions Corp., Class A (a)	378
6	Computer Sciences Corp. (a)	324
5	Convergys Corp. (a)	119
17	Electronic Data Systems Corp.	500
5	Fidelity National Information Services, Inc.	296
25	First Data Corp.	830
6	Fiserv, Inc. (a)	341
11	Paychex, Inc.	462
12	Unisys Corp. (a)	97
26	Western Union Co. (The)	584

		5,048

	Leisure Equipment & Products — 0.2%
3	Brunswick Corp.	105
10	Eastman Kodak Co.	246
5	Hasbro, Inc.	174
13	Mattel, Inc.	372

		897

	Life Sciences Tools & Services — 0.3%
6	Applera Corp.- Applied Biosystems Group	176
2	Millipore Corp. (a)	136
4	PerkinElmer, Inc.	109
14	Thermo Fisher Scientific, Inc. (a)	773
3	Waters Corp. (a)	207

		1,401

	Machinery — 1.6%
22	Caterpillar, Inc.	1,712

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Cummins, Inc.	331
8	Danaher Corp.	590
8	Deere & Co.	921
7	Dover Corp.	346
5	Eaton Corp.	462
14	Illinois Tool Works, Inc.	735
10	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	533
6	ITT Corp.	413
8	PACCAR, Inc.	730
4	Pall Corp.	186
4	Parker Hannifin Corp.	396
3	Terex Corp. (a)	293

		7,648

	Media — 3.4%
25	CBS Corp., Class B	828
17	Clear Channel Communications, Inc.	643
105	Comcast Corp., Class A (a)	2,875
26	DIRECTV Group, Inc. (The) (a)	610
2	Dow Jones & Co., Inc.	117
3	E.W. Scripps Co., Class A	128
8	Gannett Co., Inc.	466
16	Interpublic Group of Cos., Inc. (a)	186
12	McGraw-Hill Cos., Inc. (The)	842
1	Meredith Corp.	82
5	New York Times Co. (The), Class A	122
79	News Corp., Class A	1,748
6	Omnicom Group, Inc.	593
129	Time Warner, Inc.	2,750
3	Tribune Co.	92
23	Viacom, Inc., Class B (a)	1,049
69	Walt Disney Co. (The)	2,448

		15,579

	Metals & Mining — 0.9%
29	Alcoa, Inc.	1,211
3	Allegheny Technologies, Inc.	398
13	Freeport-McMoRan Copper & Gold, Inc.	995
15	Newmont Mining Corp.	619
10	Nucor Corp.	686
4	United States Steel Corp.	452

		4,361

	Multi-Utilities — 1.2%
7	Ameren Corp.	370
11	CenterPoint Energy, Inc.	204
8	CMS Energy Corp.	137
9	Consolidated Edison, Inc.	424
12	Dominion Resources, Inc.	1,043
6	DTE Energy Co.	316
3	Integrys Energy Group, Inc.	142
6	KeySpan Corp.	247
9	NiSource, Inc.	205
12	PG&E Corp.	583
9	Public Service Enterprise Group, Inc.	758
9	Sempra Energy	544
7	TECO Energy, Inc.	124
14	Xcel Energy, Inc.	316

		5,413

	Multiline Retail — 1.2%
4	Big Lots, Inc. (a)	116
2	Dillards, Inc., Class A	75
11	Dollar General Corp.	228
5	Family Dollar Stores, Inc.	172
16	Federated Department Stores, Inc. (a)	619
8	J.C. Penney Co., Inc.	611
11	Kohl’s Corp. (a)	831
8	Nordstrom, Inc.	401
3	Sears Holdings Corp. (a)	504
29	Target Corp.	1,808

		5,365

	Office Electronics — 0.1%
32	Xerox Corp. (a)	604

	Oil, Gas & Consumable Fuels — 8.4%
16	Anadarko Petroleum Corp.	776
11	Apache Corp.	901
14	Chesapeake Energy Corp.	482
73	Chevron Corp.	5,930
55	ConocoPhillips	4,294
6	Consol Energy, Inc.	299
15	Devon Energy Corp.	1,151
24	El Paso Corp.	401
8	EOG Resources, Inc.	633
192	Exxon Mobil Corp.	15,970

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

9	Hess Corp.	540
12	Marathon Oil Corp.	1,444
6	Murphy Oil Corp.	373
28	Occidental Petroleum Corp.	1,554
9	Peabody Energy Corp.	482
21	Spectra Energy Corp.	564
4	Sunoco, Inc.	326
19	Valero Energy Corp.	1,382
20	Williams Cos., Inc.	641
12	XTO Energy, Inc.	720

		38,863

	Paper & Forest Products — 0.3%
15	International Paper Co.	598
6	MeadWestvaco Corp.	215
7	Weyerhaeuser Co.	584

		1,397

	Personal Products — 0.2%
15	Avon Products, Inc.	571
4	Estee Lauder Cos., Inc. (The), Class A	186

		757

	Pharmaceuticals — 6.4%
52	Abbott Laboratories	2,933
5	Allergan, Inc.	646
4	Barr Pharmaceuticals, Inc. (a)	192
68	Bristol-Myers Squibb Co.	2,064
33	Eli Lilly & Co.	1,950
11	Forest Laboratories, Inc. (a)	544
98	Johnson & Johnson	6,176
8	King Pharmaceuticals, Inc. (a)	174
73	Merck & Co., Inc.	3,832
8	Mylan Laboratories, Inc.	163
239	Pfizer, Inc.	6,571
50	Schering-Plough Corp.	1,643
3	Watson Pharmaceuticals, Inc. (a)	107
45	Wyeth	2,626

		29,621

	Real Estate Investment Trusts (REITs) — 1.2%
3	Apartment Investment & Management Co.	181
7	Archstone-Smith Trust	459
3	AvalonBay Communities, Inc.	349
4	Boston Properties, Inc.	464
4	Developers Diversified Realty Corp.	264
10	Equity Residential	502
18	Host Hotels & Resorts, Inc.	449
8	Kimco Realty Corp.	353
6	Plum Creek Timber Co., Inc. REIT	250
9	ProLogis	559
4	Public Storage, Inc.	370
7	Simon Property Group, Inc.	807
4	Vornado Realty Trust	532

		5,539

	Real Estate Management & Development — 0.0% (g)
6	CB Richard Ellis Group, Inc., Class A (a)	235

	Road & Rail — 0.8%
12	Burlington Northern Santa Fe Corp.	1,128
15	CSX Corp.	669
13	Norfolk Southern Corp.	775
2	Ryder System, Inc.	111
9	Union Pacific Corp.	1,102

		3,785

	Semiconductors & Semiconductor Equipment — 2.5%
19	Advanced Micro Devices, Inc. (a)	267
12	Altera Corp.	274
11	Analog Devices, Inc.	408
47	Applied Materials, Inc.	900
16	Broadcom Corp., Class A (a)	486
195	Intel Corp.	4,312
7	KLA-Tencor Corp.	370
9	Linear Technology Corp.	307
26	LSI Logic Corp. (a)	225
11	Maxim Integrated Products, Inc.	333
8	MEMC Electronic Materials, Inc. (a)	460
25	Micron Technology, Inc. (a)	310
10	National Semiconductor Corp.	258
4	Novellus Systems, Inc. (a)	130
12	NVIDIA Corp. (a)	416
7	PMC-Sierra, Inc. (a)	55
6	Teradyne, Inc. (a)	109
49	Texas Instruments, Inc.	1,721
11	Xilinx, Inc.	319

		11,660

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Software — 3.3%
20	Adobe Systems, Inc. (a)	875
8	Autodesk, Inc. (a)	355
7	BMC Software, Inc. (a)	228
14	CA, Inc.	368
6	Citrix Systems, Inc. (a)	205
11	Compuware Corp. (a)	124
10	Electronic Arts, Inc. (a)	511
12	Intuit, Inc. (a)	353
291	Microsoft Corp.	8,914
11	Novell, Inc. (a)	89
135	Oracle Corp. (a)	2,608
31	Symantec Corp. (a)	623

		15,253

	Specialty Retail — 1.9%
3	Abercrombie & Fitch Co.	246
5	AutoNation, Inc. (a)	112
2	AutoZone, Inc. (a)	215
10	Bed Bath & Beyond, Inc. (a)	389
14	Best Buy Co., Inc.	659
5	Circuit City Stores, Inc.	77
18	Gap, Inc. (The)	329
69	Home Depot, Inc.	2,675
12	Limited Brands, Inc.	303
51	Lowe’s Cos., Inc.	1,686
9	Office Depot, Inc. (a)	339
3	OfficeMax, Inc.	114
5	RadioShack Corp.	157
4	Sherwin-Williams Co. (The)	255
24	Staples, Inc.	606
5	Tiffany & Co.	240
15	TJX Cos., Inc.	429

		8,831

	Textiles, Apparel & Luxury Goods — 0.4%
12	Coach, Inc. (a)	641
4	Jones Apparel Group, Inc.	109
3	Liz Claiborne, Inc.	121
13	Nike, Inc., Class B	723
2	Polo Ralph Lauren Corp.	202
3	V.F. Corp.	285

		2,081

	Thrifts & Mortgage Finance — 1.4%
20	Countrywide Financial Corp.	774
33	Fannie Mae	2,087
23	Freddie Mac	1,561
17	Hudson City Bancorp, Inc.	220
3	MGIC Investment Corp.	182
12	Sovereign Bancorp, Inc.	283
30	Washington Mutual, Inc.	1,311

		6,418

	Tobacco — 1.2%
71	Altria Group, Inc.	5,032
6	Reynolds American, Inc.	376
5	UST, Inc.	290

		5,698

	Trading Companies & Distributors — 0.0% (g)
2	Grainger (W.W.), Inc.	213

	Wireless Telecommunication Services — 0.7%
12	ALLTEL Corp.	832
98	Sprint Nextel Corp.	2,237

		3,069

	Total Common Stocks (Cost $363,584)	461,818

	Investment Company — 0.2%
6	SPDR Trust, Series 1 (Cost $935)	961

	Total Long-Term Investments (Cost $364,519)	462,779

	Short-Term Investments — 0.2%
	Investment Company — 0.2%
713	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $713)	713

Principal Amount ($)

	U.S. Treasury Obligation — 0.0% (g)
100	U.S. Treasury Bill 4.76%, 08/09/07 (k) (n) (Cost $99)	99

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Short-Term Investments (Cost $812)	812

	Investments of Cash Collateral for Securities on Loan — 3.6%
	Certificates of Deposit — 0.8%
1,000	Canadian Imperial Bank, New York, FRN, 5.37%, 2/14/08	1,000
1,250	Deutsche Bank AG, New York, FRN, 5.41%, 01/22/08	1,250
1,250	Societe Generale, New York, FRN, 5.31%, 06/20/07	1,250

		3,500

	Corporate Notes — 2.3%
1,000	Allstate Life Global Funding II, FRN, 5.32%, 6/30/08	1,000
1,500	American Express Credit Corp., FRN, 5.32%, 6/12/07	1,500
1,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 6/30/08	1,000
1,000	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	1,000
900	CDC Financial Products, Inc., FRN, 5.36%, 06/29/07	900
800	Citigroup Global Markets, Inc., FRN, 5.38%, 06/07/07	800
1,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	1,000
1,000	Macquarie Bank Ltd., FRN, 5.35%, 06/30/08	1,000
500	Monumental Global Funding, FRN, 5.41%, 02/26/10	500
1,000	Morgan Stanley, FRN, 5.49%, 06/30/08	1,000
1,100	Unicredito Italiano Bank plc, FRN, 5.34%, 06/30/08	1,100

		10,800

	Repurchase Agreement — 0.5%
2,245	Banc of America Securities LLC, 5.32%, dated 05/31/07,due 06/01/07, repurchase price $2,245, collateralized by U.S. Government Agency Mortgages	2,245

	Total Investments of Cash Collateral for Securities on Loan (Cost $16,545)	16,545

	Total Investments — 103.5% (Cost $381,876)	480,136
	Liabilities in Excess of Other Assets — (3.5)%	(16,094)

	NET ASSETS — 100.0%	$464,042

Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/07	UNREALIZED APPRECIATION

	Long Futures Outstanding
5	S&P 500 Index	June, 2007	1,916	166

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
SPDR	Standard & Poor’s Depositary Receipt.

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,930
Aggregate gross unrealized depreciation	(6,670)

Net unrealized appreciation/depreciation	$98,260

Federal income tax cost of investments	$381,876

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Long-Term Investments — 96.3%
		Asset-Backed Securities — 2.9%
405		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	398
		AmeriCredit Automobile Receivables Trust,
1,000		Series 2006-BG, Class A3, 5.21%, 10/06/11	997
800		Series 2006-BG, Class A4, 5.21%, 09/06/13	796
200		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.03%, 04/15/12	199
		Citibank Credit Card Issuance Trust,
860		Series 2002-C2, Class C2, 6.95%, 02/18/14	902
500		Series 2005-B1, Class B1, 4.40%, 09/15/10	493
		CNH Equipment Trust,
185		Series 2003-B, Class A4B, 3.38%, 02/15/11	183
200		Series 2007-A, Class A3, 4.99%, 10/15/10	199
182		Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	182
621		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	622
1,200		Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.25%, 09/15/11	1,196
174		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	170
600		Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	591
		MBNA Credit Card Master Note Trust,
607		Series 2002-C1, Class C1, 6.80%, 07/15/14	637
253		Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	262
445		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	469
6		Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	6
175		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	175
214		WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	213

		Total Asset-Backed Securities (Cost $8,833)	8,690

		Collateralized Mortgage Obligations — 39.5%
		Agency CMO — 32.0%
		Federal Home Loan Mortgage Corp.,
23		Series 11, Class D, 9.50%, 07/15/19	24
-(h	)	Series 41, Class I, HB, 84.00%, 05/15/20	-(h	)
10		Series 46, Class B, 7.80%, 09/15/20	10
3		Series 47, Class F, 10.00%, 06/15/20	3
-(h	)	Series 85, Class C, 8.60%, 01/15/21	-(h	)
10		Series 99, Class Z, 9.50%, 01/15/21	10
39		Series 114, Class H, 6.95%, 01/15/21	39
3		Series 1079, Class S, IF, 15.73%, 05/15/21	4
4		Series 1084, Class F, FRN, 6.33%, 05/15/21	4
3		Series 1084, Class S, HB, IF, 21.04%, 05/15/21	3
19		Series 1144, Class KB, 8.50%, 09/15/21	19
-(h	)	Series 1172, Class L, HB, VAR, 1,145.76%, 11/15/21	-(h	)
-(h	)	Series 1196, Class B, HB, IF, 531.96%, 01/15/22	4
34		Series 1206, Class IA, 7.00%, 03/15/22	34
365		Series 1212, Class IZ, 8.00%, 02/15/22	364
23		Series 1250, Class J, 7.00%, 05/15/22	23
-(h	)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
60		Series 1343, Class LA, 8.00%, 08/15/22	64
14		Series 1404, Class FA, 4.50%, 11/15/07	14
3		Series 1465, Class SA, IF, IO, 3.63%, 02/15/08	-(h	)
276		Series 1466, Class PZ, 7.50%, 02/15/23	283

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

4		Series 1470, Class F, FRN, 5.30%, 02/15/23	4
111		Series 1491, Class I, 7.50%, 04/15/23	113
3		Series 1506, Class F, FRN, 5.95%, 05/15/08	3
-(h	)	Series 1506, Class S, IF, 9.94%, 05/15/08	-(h	)
6		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	-(h	)
143		Series 1512, Class J, 6.50%, 05/15/08	143
17		Series 1513, Class AG, FRN, 3.90%, 05/15/08	17
33		Series 1513, Class N, 6.50%, 05/15/08	33
111		Series 1518, Class G, IF, 4.00%, 05/15/23	106
104		Series 1541, Class O, FRN, 3.95%, 07/15/23	102
16		Series 1544, Class J, IF, 7.21%, 07/15/08	16
9		Series 1549, Class K, 8.50%, 07/15/08	9
207		Series 1558, Class D, 6.50%, 07/15/23	209
34		Series 1586, Class M, 5.00%, 09/15/08	34
6		Series 1600, Class SC, IF, 8.60%, 10/15/08	6
3		Series 1602, Class SA, IF, 5.28%, 10/15/23	3
15		Series 1604, Class SA, IF, 6.85%, 11/15/08	15
28		Series 1606, Class SC, IF, 9.52%, 11/15/08	28
767		Series 1607, Class H, 6.25%, 10/15/13	768
304		Series 1608, Class L, 6.50%, 09/15/23	311
359		Series 1609, Class LG, IF, 5.69%, 11/15/23	359
164		Series 1611, Class JA, FRN, 6.63%, 08/15/23	165
149		Series 1611, Class JB, IF 2.72%, 08/15/23	139
40		Series 1625, Class SD, IF, 8.51%, 12/15/08	40
4		Series 1671, Class L, 7.00%, 02/15/24	4
7		Series 1685, Class Z, 6.00%, 11/15/23	7
20		Series 1689, Class SD, IF, 9.10%, 10/15/23	20
64		Series 1698, Class SC, IF, 9.69%, 03/15/09	65
47		Series 1700, Class GA, PO, 02/15/24	44
405		Series 1706, Class K, 7.00%, 03/15/24	418
40		Series 1745, Class D, 7.50%, 08/15/24	40
123		Series 1798, Class F, 5.00%, 05/15/23	119
5		Series 1807, Class G, 9.00%, 10/15/20	5
25		Series 1900, Class T, PO, 08/15/08	24
485		Series 1927, Class PH, 7.50%, 01/15/27	499
16		Series 1967, Class PC, PO, 10/15/08	16
233		Series 1981, Class Z, 6.00%, 05/15/27	234
69		Series 1987, Class PE, 7.50%, 09/15/27	70
6		Series 2017, Class SE, IF, 8.34%, 12/15/08	6
189		Series 2025, Class PE, 6.30%, 01/15/13	191
36		Series 2033, Class SN, IF, IO, 12.13%, 03/15/24	13
98		Series 2038, Class PN, IO, 7.00%, 03/15/28	25
364		Series 2040, Class PE, 7.50%, 03/15/28	371
170		Series 2056, Class TD, 6.50%, 05/15/18	173
652		Series 2063, Class PG, 6.50%, 06/15/28	662
88		Series 2064, Class TE, 7.00%, 06/15/28	91
438		Series 2075, Class PH, 6.50%, 08/15/28	446
304		Series 2075, Class PM, 6.25%, 08/15/28	308
110		Series 2089, Class PJ, IO, 7.00%, 10/15/28	27
86		Series 2097, Class PV, 6.00%, 09/15/09	87
95		Series 2102, Class TC, 6.00%, 12/15/13	95
340		Series 2125, Class JZ, 6.00%, 02/15/29	341
42		Series 2163, Class PC, IO, 7.50%, 06/15/29	10
506		Series 2169, Class TB, 7.00%, 06/15/29	537
202		Series 2172, Class QC, 7.00%, 07/15/29	213
3		Series 2196, Class TL, 7.50%, 11/15/29	3
154		Series 2201, Class C, 8.00%, 11/15/29	159
262		Series 2210, Class Z, 8.00%, 01/15/30	272
118		Series 2224, Class CB, 8.00%, 03/15/30	120
168		Series 2256, Class MC, 7.25%, 09/15/30	173
259		Series 2259, Class ZM, 7.00%, 10/15/30	267
189		Series 2271, Class PC, 7.25%, 12/15/30	191
202		Series 2283, Class K, 6.50%, 12/15/23	209
126		Series 2296, Class PD, 7.00%, 03/15/31	131
4		Series 2299, Class G, 7.00%, 05/15/14	4
60		Series 2306, Class K, PO, 05/15/24	47
146		Series 2306, Class SE, IF, IO, 5.91%, 05/15/24	24
77		Series 2333, Class HC, 6.00%, 07/15/31	77
194		Series 2344, Class QG, 6.00%, 08/15/16	195
2,688		Series 2344, Class ZD, 6.50%, 08/15/31	2,754

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

338	Series 2344, Class ZJ, 6.50%, 08/15/31	345
287	Series 2345, Class NE, 6.50%, 08/15/31	292
313	Series 2345, Class PQ, 6.50%, 08/15/16	319
266	Series 2347, Class VP, 6.50%, 03/15/20	270
293	Series 2351, Class PZ, 6.50%, 08/15/31	302
227	Series 2355, Class BP, 6.00%, 09/15/16	229
256	Series 2360, Class PG, 6.00%, 09/15/16	258
76	Series 2362, Class PD, 6.50%, 06/15/20	76
35	Series 2362, Class PJ, 6.50%, 10/15/28	35
222	Series 2366, Class MD, 6.00%, 10/15/16	223
5	Series 2382, Class TL, IO, 6.50%, 02/15/31	-(h	)
407	Series 2391, Class QR, 5.50%, 12/15/16	406
381	Series 2391, Class VQ, 6.00%, 10/15/12	384
332	Series 2392, Class PV, 6.00%, 12/15/20	333
108	Series 2410, Class HC, 5.50%, 02/15/09	107
248	Series 2410, Class NG, 6.50%, 02/15/32	254
293	Series 2410, Class OE, 6.38%, 02/15/32	297
111	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	11
60	Series 2412, Class SE, IF, 5.02%, 02/15/09	58
405	Series 2412, Class SP, IF, 5.46%, 02/15/32	380
131	Series 2423, Class MC, 7.00%, 03/15/32	135
254	Series 2423, Class MT, 7.00%, 03/15/32	260
243	Series 2435, Class CJ, 6.50%, 04/15/32	249
405	Series 2435, Class VH, 6.00%, 07/15/19	407
304	Series 2441, Class GF, 6.50%, 04/15/32	312
297	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	25
331	Series 2450, Class GZ, 7.00%, 05/15/32	343
119	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	10
405	Series 2455, Class GK, 6.50%, 05/15/32	415
544	Series 2460, Class VZ, 6.00%, 11/15/29	546
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,036
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,032
405	Series 2474, Class NR, 6.50%, 07/15/32	415
554	Series 2484, Class LZ, 6.50%, 07/15/32	572
565	Series 2498, Class UD, 5.50%, 06/15/16	564
104	Series 2500, Class GD, 5.50%, 12/15/15	104
607	Series 2500, Class MC, 6.00%, 09/15/32	604
338	Series 2500, Class TD, 5.50%, 02/15/16	337
607	Series 2512, Class PG, 5.50%, 10/15/22	585
170	Series 2513, Class YO, PO, 02/15/32	146
607	Series 2515, Class DE, 4.00%, 03/15/32	566
60	Series 2519, Class BT, 8.50%, 09/15/31	63
399	Series 2527, Class VU, 5.50%, 10/15/13	398
304	Series 2535, Class BK, 5.50%, 12/15/22	302
425	Series 2537, Class TE, 5.50%, 12/15/17	423
675	Series 2543, Class YX, 6.00%, 12/15/32	673
511	Series 2557, Class WJ, 5.00%, 07/15/14	508
434	Series 2565, Class MB, 6.00%, 05/15/30	437
810	Series 2575, Class ME, 6.00%, 02/15/33	806
288	Series 2586, Class WI, IO, 6.50%, 03/15/33	71
987	Series 2594, Class VA, 6.00%, 03/15/14	993
422	Series 2594, Class VP, 6.00%, 02/15/14	424
405	Series 2594, Class VQ, 6.00%, 08/15/20	405
720	Series 2597, Class AD, 6.50%, 03/15/32	748
703	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	43
1,497	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	72
1,616	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	91
972	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	57
405	Series 2617, Class GR, 4.50%, 05/15/18	380
292	Series 2619, Class IM, IO, 5.00%, 10/15/21	38
1,000	Series 2628, Class WA, 4.00%, 07/15/28	943
202	Series 2631, Class LC, 4.50%, 06/15/18	190
202	Series 2640, Class VE, 3.25%, 07/15/22	171
80	Series 2643, Class HI, IO, 4.50%, 12/15/16	8
481	Series 2651, Class VZ, 4.50%, 07/15/18	450
189	Series 2656, Class SH, IF, 5.64%, 02/15/25	184
289	Series 2668, Class SB, IF, 2.47%, 10/15/15	258
202	Series 2672, Class ME, 5.00%, 11/15/22	195
506	Series 2675, Class CK, 4.00%, 09/15/18	459
361	Series 2682, Class YS, IF, 1.02%, 10/15/33	213

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

1,000		Series 2684, Class PO, PO, 01/15/33	626
243		Series 2684, Class TO, PO, 10/15/33	120
202		Series 2686, Class GB, 5.00%, 05/15/20	200
149		Series 2691, Class WS, IF, 1.02%, 10/15/33	96
1,000		Series 2695, Class DE, 4.00%, 01/15/17	943
218		Series 2705, Class SC, IF, 1.02%, 11/15/33	131
218		Series 2705, Class SD, IF, 2.16%, 11/15/33	155
14		Series 2733, Class GF, FRN, 0.00%, 09/15/33	13
87		Series 2739, Class S, IF, 1.36%, 01/15/34	50
150		Series 2744, Class FE, FRN, 0.00%, 02/15/34	109
398		Series 2744, Class PC, 5.50%, 01/15/31	398
505		Series 2744, Class PD, 5.50%, 08/15/33	505
405		Series 2744, Class TU, 5.50%, 05/15/32	404
175		Series 2749, Class PK, IO, 5.00%, 09/15/22	5
172		Series 2753, Class S, IF, 1.36%, 02/15/34	105
259		Series 2755, Class PA, PO, 02/15/29	223
117		Series 2755, Class SA, IF, 3.56%, 05/15/30	107
59		Series 2769, Class PO, PO, 03/15/34	30
385		Series 2776, Class SK, IF, 1.10%, 04/15/34	234
137		Series 2846, Class PO, PO, 08/15/34	107
274		Series 3117, Class EO, PO, 02/15/36	207
89		Series 3117, Class OK, PO, 02/15/36	63
478		Series 3150, Class PO, PO, 05/15/36	358
948		Series 3152, Class MO, PO, 03/15/36	669
178		Series 3158, Class LX, FRN, 0.00%, 05/15/36	147
500		Series 3179, Class OA, PO, 07/15/36	389
186		Series 3189, Class SN, IF, 0.79%, 11/15/35	179
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
93		Series T-41, Class 3A, 7.50%, 07/25/32	95
80		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	82
766		Series T-54, Class 2A, 6.50%, 02/25/43	777
267		Series T-54, Class 3A, 7.00%, 02/25/43	274
71		Series T-58, Class A, PO, 09/25/43	60
180		Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	182
		Federal National Mortgage Association,
2		Series 50, Class 2, IO, 10.50%, 03/01/19	-(h	)
11		Series 218, Class 2, IO, 7.50%, 04/01/23	3
142		Series 329, Class 1, PO, 01/01/33	103
315		Series 340, Class 1, PO, 09/01/33	222
7		Series 1988-7, Class Z, 9.25%, 04/25/18	7
30		Series 1989-70, Class G, 8.00%, 10/25/19	32
12		Series 1989-78, Class H, 9.40%, 11/25/19	13
11		Series 1989-83, Class H, 8.50%, 11/25/19	11
10		Series 1989-89, Class H, 9.00%, 11/25/19	10
3		Series 1990-1, Class D, 8.80%, 01/25/20	4
6		Series 1990-7, Class B, 8.50%, 01/25/20	6
6		Series 1990-60, Class K, 5.50%, 06/25/20	6
5		Series 1990-63, Class H, 9.50%, 06/25/20	5
6		Series 1990-93, Class G, 5.50%, 08/25/20	6
-(h	)	Series 1990-94, Class H, HB, 505.20%, 08/25/20	1
-(h	)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	2
27		Series 1990-102, Class J, 6.50%, 08/25/20	27
12		Series 1990-120, Class H, 9.00%, 10/25/20	13
2		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	3
-(h	)	Series 1990-140, Class K, HB, 651.00%, 12/25/20	2
-(h	)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	-(h	)
17		Series 1991-42, Class S, IF, 8.32%, 05/25/21	18
17		Series 1992-33, Class F, FRN, 4.29%, 03/25/22	17
15		Series 1992-143, Class MA, 5.50%, 09/25/22	15
35		Series 1993-18, Class PK, 6.50%, 02/25/08	35
106		Series 1993-25, Class J, 7.50%, 03/25/23	111
661		Series 1993-37, Class PX, 7.00%, 03/25/23	686
230		Series 1993-54, Class Z, 7.00%, 04/25/23	237
48		Series 1993-62, Class SA, IF, 10.50%, 04/25/23	55
4		Series 1993-72, Class F, FRN, 5.20%, 05/25/08	4
62		Series 1993-122, Class M, 6.50%, 07/25/23	63
23		Series 1993-165, Class SD, IF 5.73%, 09/25/23	23
3		Series 1993-170, Class SE, IF, 9.71%, 09/25/08	3
8		Series 1993-175, Class SA, IF, 11.94%, 09/25/08	8

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

97	Series 1993-178, Class PK, 6.50%, 09/25/23	99
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,044
765	Series 1993-189, Class PL, 6.50%, 10/25/23	782
51	Series 1993-190, Class S, IF, 6.85%, 10/25/08	51
10	Series 1993-196, Class FA, FRN, 5.20%, 10/25/08	10
106	Series 1993-225, Class SG, IF, 4.90%, 12/25/13	104
165	Series 1993-247, Class SA, IF, 11.97%, 12/25/23	190
365	Series 1993-250, Class Z, 7.00%, 12/25/23	375
662	Series 1993-257, Class C, PO, 06/25/23	589
9	Series 1994-9, Class E, PO, 11/25/23	8
37	Series 1994-12, Class FC, FRN, 5.35%, 01/25/09	37
4	Series 1994-13, Class SK, IF, 9.13%, 02/25/09	4
33	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	1
9	Series 1994-20, Class Z, 6.50%, 02/25/09	9
102	Series 1994-34, Class DZ, 6.00%, 03/25/09	102
59	Series 1994-40, Class VC, 6.50%, 02/25/10	59
54	Series 1994-55, Class G, 6.75%, 12/25/23	54
430	Series 1996-14, Class SE, IF, IO, 6.06%, 08/25/23	74
10	Series 1996-20, Class L, PO, 09/25/08	10
25	Series 1996-24, Class E, PO, 03/25/09	24
21	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	21
73	Series 1996-32, Class PH, 7.00%, 01/25/26	73
27	Series 1996-39, Class J, PO, 09/25/08	26
48	Series 1996-59, Class J, 6.50%, 08/25/22	49
270	Series 1996-59, Class K, 6.50%, 07/25/23	273
209	Series 1997-20, Class IB, FRN, IO, 1.84%, 03/25/27	8
228	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	8
101	Series 1997-27, Class J, 7.50%, 04/18/27	106
86	Series 1997-29, Class J, 7.50%, 04/20/27	90
173	Series 1997-39, Class PD, 7.50%, 05/20/27	179
80	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	19
13	Series 1998-4, Class C, PO, 04/25/23	11
28	Series 1998-27, Class B, PO, 12/25/08	27
171	Series 1998-36, Class ZB, 6.00%, 07/18/28	172
482	Series 2000-2, Class ZE, 7.50%, 02/25/30	503
233	Series 2001-4, Class PC, 7.00%, 03/25/21	240
389	Series 2001-5, Class OW, 6.00%, 03/25/16	392
665	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	158
478	Series 2001-36, Class DE, 7.00%, 08/25/31	497
123	Series 2001-44, Class PD, 7.00%, 09/25/31	126
470	Series 2001-48, Class Z, 6.50%, 09/25/21	481
135	Series 2001-49, Class Z, 6.50%, 09/25/31	138
332	Series 2001-50, Class VB, 6.50%, 12/25/16	332
248	Series 2001-52, Class XM, 6.50%, 11/25/10	250
709	Series 2001-61, Class VB, 7.00%, 12/25/16	711
208	Series 2001-61, Class VQ, 6.50%, 08/25/15	208
261	Series 2001-71, Class GU, 6.00%, 05/25/14	262
460	Series 2001-71, Class MB, 6.00%, 12/25/16	464
587	Series 2001-71, Class QE, 6.00%, 12/25/16	591
2,854	Series 2001-74, Class MB, 6.00%, 12/25/16	2,897
320	Series 2001-80, Class PE, 6.00%, 07/25/29	322
115	Series 2001-81, Class LO, PO, 01/25/32	89
300	Series 2002-1, Class HC, 6.50%, 02/25/22	305
113	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	117
266	Series 2002-2, Class UC, 6.00%, 02/25/17	266
584	Series 2002-3, Class OG, 6.00%, 02/25/17	588
114	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	111
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,232
373	Series 2002-21, Class PE, 6.50%, 04/25/32	380
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	408
350	Series 2002-28, Class PK, 6.50%, 05/25/32	357
480	Series 2002-37, Class Z, 6.50%, 06/25/32	491
810	Series 2002-56, Class UC, 5.50%, 09/25/17	806
511	Series 2002-59, Class AC, 6.00%, 03/25/28	511
162	Series 2002-59, Class VB, 6.50%, 04/25/32	162
810	Series 2002-74, Class LD, 5.00%, 01/25/16	799
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,000
442	Series 2002-84, Class VB, 5.50%, 04/25/15	438
80	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	14
405	Series 2002-94, Class BK, 5.50%, 01/25/18	402

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

467	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	16
202	Series 2003-22, Class UD, 4.00%, 04/25/33	164
162	Series 2003-34, Class GB, 6.00%, 03/25/33	161
304	Series 2003-34, Class GE, 6.00%, 05/25/33	301
87	Series 2003-39, IO, VAR, 6.00%, 05/25/33	21
405	Series 2003-47, Class PE, 5.75%, 06/25/33	393
188	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	188
168	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	105
391	Series 2003-71, Class DS, IF, 0.37%, 08/25/33	236
980	Series 2003-73, Class GA, 3.50%, 05/25/31	914
1,452	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	112
405	Series 2003-83, Class PG, 5.00%, 06/25/23	391
121	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	106
304	Series 2003-106, Class US, IF, 1.10%, 11/25/23	186
962	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	73
202	Series 2003-128, Class KE, 4.50%, 01/25/14	196
500	Series 2003-128, Class NG, 4.00%, 01/25/19	451
303	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	263
303	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	194
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	894
63	Series 2004-21, Class CO, PO, 04/25/34	36
405	Series 2004-25, Class PC, 5.50%, 01/25/34	398
284	Series 2004-25, Class SA, IF, 4.90%, 04/25/34	266
263	Series 2004-36, Class PC, 5.50%, 02/25/34	259
429	Series 2004-36, Class SA, IF, 4.90%, 05/25/34	404
287	Series 2004-76, Class CL, 4.00%, 10/25/19	260
449	Series 2005-40, Class YA, 5.00%, 09/25/20	443
696	Series 2005-52, Class PA, 6.50%, 06/25/35	715
500	Series 2005-56, Class S, IF, IO, 1.39%, 07/25/35	24
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,987
413	Series 2006-44, Class P, PO, 12/25/33	302
539	Series 2006-59, Class QO, PO, 01/25/33	407
359	Series 2006-65, Class QO, PO, 07/25/36	271
542	Series 2006-72, Class GO, PO, 08/25/36	412
500	Series 2006-77, Class PC, 6.50%, 08/25/36	517
950	Series 2006-110, Class PO, PO, 11/25/36	664
1,000	Series 2006-124, Class HB, VAR, 6.04%, 11/25/36	985
8	Series G-14, Class L, 8.50%, 06/25/21	9
43	Series G-18, Class Z, 8.75%, 06/25/21	46
14	Series G-22, Class G, 6.00%, 12/25/16	14
32	Series G-35, Class M, 8.75%, 10/25/21	34
133	Series G92-35, Class E, 7.50%, 07/25/22	138
8	Series G92-42, Class Z, 7.00%, 07/25/22	8
191	Series G92-44, Class ZQ, 8.00%, 07/25/22	201
141	Series G92-54, Class ZQ, 7.50%, 09/25/22	148
30	Series G93-5, Class Z, 6.50%, 02/25/23	31
30	Series G95-1, Class C, 8.80%, 01/25/25	32
	Federal National Mortgage Association Whole Loan,
222	Series 2002-W5, Class A7, 6.25%, 08/25/30	222
82	Series 2002-W5, Class A10, IF, IO 2.78%, 11/25/30	3
367	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	371
103	Series 2003-W4, Class 2A, 6.50%, 10/25/42	104
11	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	11
321	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	331
	Government National Mortgage Association,
108	Series 1994-3, Class PQ, 7.49%, 07/16/24	111
388	Series 1994-4, Class KQ, 7.99%, 07/16/24	403
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	624
150	Series 1995-3, Class DQ, 8.05%, 06/16/25	159
41	Series 1995-7, Class CQ, 7.50%, 09/16/25	43
315	Series 1996-16, Class E, 7.50%, 08/16/26	324
65	Series 1998-26, Class K, 7.50%, 09/17/25	68
946	Series 1999-10, Class ZC, 6.50%, 04/20/29	961
145	Series 1999-30, Class S, IF, IO 3.28%, 08/16/29	11
115	Series 1999-41, Class Z, 8.00%, 11/16/29	120
85	Series 1999-44, Class PC, 7.50%, 12/20/29	88
197	Series 2000-6, Class Z, 7.50%, 02/20/30	202
34	Series 2000-9, Class Z, 8.00%, 06/20/30	35
799	Series 2000-9, Class ZJ, 8.50%, 02/16/30	850
320	Series 2000-14, Class PD, 7.00%, 02/16/30	328

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

93	Series 2000-16, Class ZN, 7.50%, 02/16/30	96
493	Series 2000-37, Class B, 8.00%, 12/20/30	508
40	Series 2000-38, Class AH, 7.15%, 12/20/30	41
309	Series 2001-7, Class PK, 6.50%, 03/20/31	314
17	Series 2001-32, Class WA, IF, 6.83%, 07/20/31	17
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	413
115	Series 2002-7, Class PG, 6.50%, 01/20/32	118
162	Series 2002-31, Class S, IF, IO, 3.38%, 01/16/31	11
405	Series 2002-40, Class UK, 6.50%, 06/20/32	416
405	Series 2002-47, Class PG, 6.50%, 07/16/32	415
405	Series 2002-47, Class PY, 6.00%, 07/20/32	408
528	Series 2002-47, Class ZA, 6.50%, 07/20/32	539
42	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	45
251	Series 2002-54, Class GB, 6.50%, 08/20/32	257
134	Series 2002-79, Class KV, 6.00%, 11/20/13	135
346	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	55
272	Series 2003-4, Class NY, 5.50%, 12/20/13	271
89	Series 2003-24, Class PO, PO, 03/16/33	71
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	314
349	Series 2003-52, Class AP, PO, 06/16/33	263
104	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	1
71	Series 2004-28, Class S, IF, 5.03%, 04/16/34	68
155	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	142
	Vendee Mortgage Trust,
561	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	561
833	Series 1996-1, Class 1Z, 6.75%, 02/15/26	853
279	Series 1996-2, Class 1Z, 6.75%, 06/15/26	287
1,150	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,202
284	Series 1998-1, Class 2E, 7.00%, 09/15/27	291

		95,944

	Non-Agency CMO — 7.5%
121	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	84
	Banc of America Mortgage Securities, Inc.,
93	Series 2003-8 Class A, PO, 11/25/33	69
164	Series 2004-6, Class A, PO, 07/25/34	104
93	Bank of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	63
225	Bank of America Mortgage Securities, Series 2004-1, Class A, PO, 02/25/34	170
59	BHN II Mortgage Trust, Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	1
	Citigroup Mortgage Loan Trust, Inc.,
220	Series 2003-UP3, Class A3, 7.00%, 09/25/33	223
85	Series 2003-UST1, Class 1, PO, 12/25/18	67
61	Series 2003-UST1, Class 3, PO, 12/25/18	48
453	Series 2003-UST1, Class A1, 5.50%, 12/25/18	446
	Countrywide Alternative Loan Trust,
987	Series 2002-8, Class A4, 6.50%, 07/25/32	982
1,211	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,125
313	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	283
500	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	489
	Countrywide Home Loan Mortgage Pass-Through Trust,
818	Series 2003-26, Class 1A6, 3.50%, 08/25/33	722
415	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	353
156	Series 2003-J13, Class PO, PO, 01/25/34,	118
109	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	107
726	Series 2005-22, Class 2A1, FRN, 5.27%, 11/25/35	718
435	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	307
158	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	123
	First Horizon Asset Securities, Inc.,
505	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	498
657	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	651
202	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	201
672	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.73%, 08/25/35	14
455	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	447
	MASTR Alternative Loans Trust,

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

798		Series 2003-9, Class 8A1, 6.00%, 01/25/34	799
2,704		Series 2004-4, Class 10A1, 5.00%, 05/25/24	2,644
79		Series 2004-7, Class 30, PO, 08/25/34	58
209		Series 2004-10, Class 1A1, 4.50%, 09/25/19	198
		MASTR Asset Securitization Trust,
124		Series 2003-4, Class 2A2, 5.00%, 05/25/18	123
285		Series 2003-11, Class 6A2, 4.00%, 12/25/33	280
142		Series 2004-8, Class PO, 08/25/19	112
661		MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	462
152		MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	153
		Nomura Asset Acceptance Corp.,
258		Series 2003-A1, Class A1, 5.50%, 05/25/33	256
197		Series 2003-A1, Class A2, 6.00%, 05/25/33	196
33		Series 2003-A1, Class A5, 7.00%, 04/25/33	33
177		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	179
-(h	)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	-(h	)
		Residential Accredit Loans, Inc.,
1,356		Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,352
257		Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	245
295		Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	284
1,264		Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	74
202		Series 2004-QS8, Class A2, 5.00%, 06/25/34	199
156		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	150
		Residential Funding Mortgage Securities I,
569		Series 2003-S7, Class A17, 4.00%, 05/25/33	535
587		Series 2003-S11, Class A1, 2.50%, 06/25/18	565
202		Series 2003-S12, Class 4A5, 4.50%, 12/25/32	192
5		Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	5
71		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class 1, PO, 12/25/18	58
13		Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	13
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	390
105		Washington Mutual Mortgage Securities Corp., Series 2003-MS7, Class P, PO, 03/25/33	82
		WaMu Mortgage Pass Through Certificates,
516		Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	509
304		Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	297
112		Series 2003-S10, Class A6, PO, 10/25/18	85
299		Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	293
905		Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	862
		Wells Fargo Mortgage Backed Securities Trust,
165		Series 2003-11, Class 1A, PO, 10/25/18	136
405		Series 2003-13, Class A7, 4.50%, 11/25/18	379
178		Series 2003-17, Class 2A4, 5.50%, 01/25/34	176
285		Series 2004-7, Class 2A2, 5.00%, 07/25/19	277
850		Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	838
273		Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	269
506		Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	491

			22,662

		Total Collateralized Mortgage Obligations (Cost $122,985)	118,606

		Commercial Mortgage-Backed Securities — 1.6%
500		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	490
		Bear Stearns Commercial Mortgage Securities,
43		Series 2000-WF1, Class A1, 7.64%, 02/15/32	43
194		Series 2004-T16, Class A2, 3.70%, 02/13/46	190
300		Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	289
360		Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	358
384		Series 2006-PW14, Class A1, 5.04%, 12/11/38	380
453		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	456
87		First Union-Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	89

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

500	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	498
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	478
	Morgan Stanley Capital I,
566	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	563
138	Series 2006-T23, Class A1, 5.68%, 08/12/41	139
810	Wachovia Bank Commercial Mortgage Trust, Series 2006-C15, Class A2, 4.04%, 10/15/41	783

	Total Commercial Mortgage-Backed Securities (Cost $4,847)	4,756

	Corporate Bonds — 20.2%
	Aerospace & Defense — 0.2%
250	Northrop Grumman Corp., 7.13%, 02/15/11	264
203	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	209

		473

	Air Freight & Logistics — 0.3%
798	FedEx Corp., Series 981A, 6.72%, 01/15/22	846

	Airlines — 0.2%
106	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	108
	Continental Airlines, Inc.,
45	Series 1999-2, Class A1, 7.26%, 03/15/20	48
202	Series 1999-2, Class A2, 7.06%, 09/15/09	207
240	United Airlines, Inc., Series 2001-1, 6.07%, 03/01/13	241

		604

	Automobiles — 0.4%
	DaimlerChrysler NA Holding Corp.,
405	4.75%, 01/15/08	404
709	7.20%, 09/01/09	733

		1,137

	Capital Markets — 3.8%
	Bear Stearns Cos., Inc. (The),
800	3.25%, 03/25/09	771
100	5.70%, 11/15/14	100
	Credit Suisse First Boston USA, Inc.,
111	4.70%, 06/01/09	110
405	5.50%, 08/15/13	405
1,640	6.13%, 11/15/11	1,683
	Goldman Sachs Group, Inc. (The),
269	3.88%, 01/15/09	263
202	4.75%, 07/15/13	193
200	5.15%, 01/15/14	194
300	5.50%, 11/15/14	297
486	6.60%, 01/15/12	506
1,000	6.88%, 01/15/11	1,045
101	7.35%, 10/01/09	105
	Lehman Brothers Holdings, Inc.,
455	6.63%, 01/18/12	474
300	Series G, 4.80%, 03/13/14	285
	Merrill Lynch & Co., Inc.,
202	5.45%, 07/15/14	200
202	Series B, 3.13%, 07/15/08	197
405	Series B, 3.70%, 04/21/08	399
200	Series B, 4.50%, 11/04/10	194
304	Series C, 4.13%, 01/15/09	298
200	Series C, 5.00%, 01/15/15	193
	Morgan Stanley,
243	4.25%, 05/15/10	236
147	4.75%, 04/01/14	138
1,000	6.60%, 04/01/12	1,042
1,240	6.75%, 04/15/11	1,292
607	State Street Corp., 7.65%, 06/15/10	644

		11,264

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Chemicals — 0.2%
	Dow Chemical Co. (The),
100	6.00%, 10/01/12	102
304	6.13%, 02/01/11	309
125	Monsanto Co., 7.38%, 08/15/12	135

		546

	Commercial Banks — 2.4%
152	Branch Banking & Trust Co., 4.88%, 01/15/13	147
350	Fifth Third Bancorp, 5.45%, 01/15/17	343
1,012	Firstar Bank N.A., 7.13%, 12/01/09	1,053
405	Keycorp, Series G, 4.70%, 05/21/09	400
233	Mellon Funding Corp., 3.25%, 04/01/09	224
125	PNC Funding Corp., 5.25%, 11/15/15	121
202	Popular North America, Inc., 4.25%, 04/01/08	199
380	Royal Bank of Canada (Canada), 3.88%, 05/04/09	370
229	SunTrust Bank, 6.38%, 04/01/11	236
1,012	U.S. Bank N.A., 6.50%, 02/01/08	1,016
202	Wachovia Bank N.A., 7.80%, 08/18/10	215
	Wachovia Corp.,
709	3.50%, 08/15/08	694
388	3.63%, 02/17/09	377
	Wells Fargo & Co.,
456	3.13%, 04/01/09	438
550	5.00%, 11/15/14	530
	Wells Fargo Bank N.A.,
81	6.45%, 02/01/11	84
628	7.55%, 06/21/10	663

		7,110

	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.50%, 02/22/16	99

	Computers & Peripherals — 0.2%
325	Hewlett-Packard Co., 5.40%, 03/01/17	317
283	International Business Machines Corp., 5.39%, 01/22/09	283

		600

	Consumer Finance — 1.8%
405	American Express Credit Corp., 3.00%, 05/16/08	396
	American General Finance Corp.,
132	Series H, 4.50%, 11/15/07	132
91	Series H, 5.38%, 10/01/12	90
71	Capital One Bank, 5.75%, 09/15/10	71
	Capital One Financial Corp.,
100	5.70%, 09/15/11	100
245	6.25%, 11/15/13	250
	HSBC Finance Corp.,
202	4.75%, 05/15/09	199
200	5.25%, 01/15/14	195
1,417	5.88%, 02/01/09	1,427
202	6.38%, 11/27/12	209
202	6.50%, 11/15/08	205
452	6.75%, 05/15/11	471
698	8.00%, 07/15/10	747
	International Lease Finance Corp.,
177	4.50%, 05/01/08	175

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

152	5.88%, 05/01/13	153
	SLM Corp.,
100	4.00%, 01/15/10	95
263	Series A, 5.38%, 01/15/13	241
202	Toyota Motor Credit Corp., 2.88%, 08/01/08	196
202	Washington Mutual Financial Corp., 6.88%, 05/15/11	212

		5,564

	Diversified Financial Services — 4.2%
1,108	Associates Corp. of North America, 8.15%, 08/01/09	1,170
	Bank of America Corp.,
125	5.25%, 12/01/15	122
405	7.40%, 01/15/11	431
1,470	7.80%, 02/15/10	1,558
	Caterpillar Financial Services Corp.,
100	5.50%, 03/15/16	99
100	Series F, 3.45%, 01/15/09	97
	Citigroup, Inc.,
121	3.50%, 02/01/08	119
202	4.25%, 07/29/09	198
506	5.63%, 08/27/12	508
81	6.20%, 03/15/09	82
	General Electric Capital Corp.,
500	5.40%, 02/15/17	490
500	5.65%, 06/09/14	502
455	Series A, 3.50%, 05/01/08	448
425	Series A, 4.25%, 01/15/08	422
354	Series A, 4.63%, 09/15/09	349
1,042	Series A, 5.88%, 02/15/12	1,059
1,215	Series A, 6.00%, 06/15/12	1,242
516	Series A, 6.13%, 02/22/11	528
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (e)	235
243	7.90%, 07/02/10 (e)	260
	MassMutual Global Funding II,
330	3.25%, 06/15/07 (e)	330
405	3.50%, 03/15/10 (e)	386
	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	218
506	5.38%, 09/15/13 (e)	506
	Principal Life Global Funding I,
202	2.80%, 06/26/08 (e)	196
765	6.25%, 02/15/12 (e)	789
125	Textron Financial Corp., 5.13%, 02/03/11	124

		12,468

	Diversified Telecommunication Services — 1.6%
142	Ameritech Capital Funding Corp., 6.15%, 01/15/08	143
195	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	198
830	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	912
587	France Telecom S.A. (France), 7.75%, 03/01/11	631
176	New York Telephone Co., 6.00%, 04/15/08	176
567	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	597
35	Nynex Corp., 9.55%, 05/01/10	37
	Sprint Capital Corp.,
81	7.63%, 01/30/11	86
182	8.38%, 03/15/12	199
225	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	217
283	TELUS Corp. (Canada), 8.00%, 06/01/11	303

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

202	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	204
800	Verizon Global Funding Corp., 7.25%, 12/01/10	846
200	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	188

		4,737

	Electric Utilities — 0.3%
81	Alabama Power Co., 4.70%, 12/01/10	79
233	Carolina Power & Light Co., 5.13%, 09/15/13	228
100	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	100
300	Exelon Generation Co. LLC, 6.95%, 06/15/11	313
49	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	48
221	PSEG Power LLC, 7.75%, 04/15/11	237

		1,005

	Food & Staples Retailing — 0.1%
304	Kroger Co. (The), 8.05%, 02/01/10	321

	Gas Utilities — 0.2%
100	Atmos Energy Corp., 5.13%, 01/15/13	96
820	Enron Corp., 6.75%, 07/01/05 (d)	-(h	)
162	KeySpan Gas East Corp., 7.88%, 02/01/10	172
263	Southern California Gas Co., 4.80%, 10/01/12	255
100	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	92

		615

	Insurance — 1.3%
	American International Group, Inc.,
385	4.25%, 05/15/13	360
400	5.45%, 05/18/17	394
607	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	589
455	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	446
405	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	416
222	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	218
445	Monumental Global Funding II, 4.38%, 07/30/09 (e)	435
121	Nationwide Financial Services, 6.25%, 11/15/11	124
233	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	227
	Protective Life Secured Trust,
217	4.00%, 10/07/09	210
405	4.00%, 04/01/11	386
76	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	74

		3,879

	Media — 0.8%
106	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	120
	Comcast Corp.,
121	5.50%, 03/15/11	121
100	5.90%, 03/15/16	100
182	Cox Communications, Inc., 7.75%, 11/01/10	195
	Historic TW, Inc.,
283	7.48%, 01/15/08	287

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

430	8.18%, 08/15/07	432
749	Comcast Cable Holdings LLC, 9.80%, 02/01/12	872
223	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	263

		2,390

	Metals & Mining — 0.1%
250	Alcoa, Inc., 5.55%, 02/01/17	241

	Multi-Utilities — 0.5%
324	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	334
202	DTE Energy Co., Series A, 6.65%, 04/15/09	206
	Duke Energy Corp.,
455	4.20%, 10/01/08	447
405	5.63%, 11/30/12	408

		1,395

	Oil, Gas & Consumable Fuels — 0.2%
190	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	191
400	ConocoPhillips Co., 8.75%, 05/25/10	437

		628

	Paper & Forest Products — 0.2%
	International Paper Co.,
334	4.00%, 04/01/10	321
131	4.25%, 01/15/09	128
142	6.50%, 11/15/07	142
40	Weyerhaeuser Co., 6.75%, 03/15/12	42

		633

	Personal Products — 0.0% (g)
97	Procter & Gamble Co., Series A, 9.36%, 01/01/21	119

	Real Estate Management & Development — 0.0% (g)
81	ERP Operating LP, 4.75%, 06/15/09	80

	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
235	6.13%, 03/15/09	237
202	7.13%, 12/15/10	212
50	Norfolk Southern Corp., 7.70%, 05/15/17	56
	Union Pacific Corp.,
100	4.88%, 01/15/15	94
100	5.65%, 05/01/17	98

		697

	Software — 0.1%
200	Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	194

	Thrifts & Mortgage Finance — 0.6%
	Countrywide Home Loans, Inc.,
233	3.25%, 05/21/08	228
810	Series L, 4.00%, 03/22/11	765
	Washington Mutual Bank FA,
76	5.65%, 08/15/14	75
304	6.88%, 06/15/11	317
275	Washington Mutual, Inc., 4.20%, 01/15/10	266
304	World Savings Bank FSB, 4.50%, 06/15/09	298

		1,949

	Wireless Telecommunication Services — 0.3%
364	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	394
500	Sprint Nextel Corp., 6.00%, 12/01/16	482

		876

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Corporate Bonds (Cost $62,253)	60,470

	Foreign Government Securities — 0.4%
607	Province of Quebec (Canada), 5.75%, 02/15/09	612
	Mexico Government International Bond (Mexico)
277	6.38%, 01/16/13	289
175	6.63%, 03/03/15	187

	Total Foreign Government Securities (Cost $1,098)	1,088

	Mortgage Pass-Through Securities — 7.2%
	Federal Home Loan Mortgage Corp. Conventional Pools,
15	12.00%, 08/01/15 - 07/01/19	17
19	ARM, 7.00%, 07/01/26	19
109	ARM, 7.13%, 01/01/27	109
	Federal Home Loan Mortgage Corp. Gold Pools,
894	4.00%, 05/01/14 - 08/01/18	853
204	4.50%, 10/01/18	195
63	5.50%, 06/01/17	63
85	6.00%, 04/01/18	86
63	6.00%, 12/01/22	63
266	6.00%, 01/01/34	267
386	6.50%, 12/01/13 - 08/01/26	395
659	6.50%, 05/01/17 - 02/01/19	673
731	7.00%, 08/01/10 - 01/01/17	752
28	7.00%, 04/01/22 - 04/01/26	30
69	7.50%, 08/01/08 - 10/01/14	70
19	7.50%, 08/01/25	20
28	8.00%, 07/01/20 - 11/01/24	30
19	8.50%, 01/01/10	19
69	8.50%, 07/01/28	74
	Federal National Mortgage Association Various Pools,
484	4.00%, 09/01/13	466
5,964	4.00%, 07/01/18 - 05/01/19	5,595
192	4.50%, 03/01/19	184
214	5.00%, 12/01/16 - 06/01/18	210
362	5.50%, 12/01/33	354
469	6.00%, 04/01/24	474
820	6.00%, 12/01/32 - 09/01/33	823
634	6.50%, 12/01/10 - 08/01/20	647
616	6.50%, 05/01/22	634
248	6.50%, 03/01/29 - 08/01/31	256
9	7.00%, 06/01/10	9
96	7.00%, 04/01/17 - 08/01/32	100
93	7.50%, 10/01/12	96
43	7.50%, 11/01/22 - 05/01/25	45
74	8.00%, 11/01/12	76
165	8.00%, 03/01/21 - 11/01/28	175
93	8.50%, 07/01/24 - 02/01/30	101
72	9.00%, 09/01/19 - 12/01/30	77
21	9.50%, 12/01/18	23
10	10.00%, 02/01/24	11
12	12.50%, 01/01/16	13
1,103	ARM, 4.12%, 09/01/33	1,078
896	ARM, 4.71%, 04/01/35	884
1,178	ARM, 4.78%, 08/01/34	1,168
449	ARM, 4.84%, 01/01/35	446
640	ARM, 4.86%, 02/01/35	637
606	ARM, 4.90%, 04/01/33	605
568	ARM, 5.12%, 11/01/33	567
48	ARM, 5.63%, 09/01/27	48
52	ARM, 5.63%, 03/01/29	52
20	ARM, 6.76%, 03/01/19	20
5	ARM, 6.79%, 08/01/19	5
8	ARM, 7.47%, 06/01/26	8
	Government National Mortgage Association Various Pools,
104	6.00%, 10/15/17	106
462	6.00%, 03/20/28 - 11/15/28	466
21	6.50%, 07/15/09	22
383	6.50%, 01/15/24 - 02/15/33	394
485	7.00%, 02/15/24 - 06/15/33	509

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

27	7.50%, 02/15/12 - 03/15/12	28
142	7.50%, 11/15/22 -06/15/32	147
119	8.00%, 05/15/09 - 01/15/16	124
124	8.00%, 05/15/22 - 10/20/28	135
72	8.50%, 11/15/17 - 05/20/25	76
32	9.00%, 01/15/09 - 11/15/24	34
61	9.50%, 10/15/09 - 12/15/25	68
28	12.00%, 11/15/19	31

	Total Mortgage Pass-Through Securities (Cost $22,189)	21,762

	Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.20%, 05/21/13	39
20	Inter-American Development Bank, 8.40%, 09/01/09	21

	Total Supranational (Cost $63)	60

	U.S. Government Agency Securities — 1.8%
	Federal Home Loan Bank System,
2,485	4.72%, 09/20/12	2,417
202	6.21%, 06/02/09	206
405	Federal Home Loan Mortgage Corp., 4.13%, 07/12/10	393
	Federal National Mortgage Association,
810	5.50%, 03/15/11	819
243	6.13%, 03/15/12	252
678	6.25%, 02/01/11	702
500	6.63%, 09/15/09	516
121	6.63%, 11/15/10	127

	Total U.S. Government Agency Securities (Cost $5,583)	5,432

	U.S. Treasury Obligations — 22.7%
	U.S. Treasury Bonds,
405	9.88%, 11/15/15 (m)	543
8,514	10.38%, 11/15/12 (m)	8,710
4,800	11.75%, 11/15/14	5,553
858	12.50%, 08/15/14	992
	U.S. Treasury Bonds Coupon STRIPS,
607	02/15/09	559
2,551	05/15/09	2,322
500	11/15/09	445
320	02/15/10	281
61	02/15/12	49
101	08/15/12	79
1,340	11/15/12	1,032
2,624	02/15/13 (m)	1,999
1,500	05/15/13	1,128
454	08/15/13 (m)	338
202	11/15/13	148
6,027	02/15/14 (m)	4,362
2,816	05/15/14 (m)	2,012
4,602	08/15/14 (m)	3,249
2,768	11/15/14 (m)	1,928
200	02/15/15	138
127	08/15/15	85
2,452	11/15/15 (m)	1,623
5,766	02/15/16 (m)	3,770
1,072	05/15/16	693
555	08/15/16	354
200	11/15/16	126
200	05/15/17	122
	U.S. Treasury Bonds Principal STRIPS,
1,518	11/15/09	1,350
400	05/15/16	258
797	U.S. Treasury Inflation Indexed Bonds, 4.25%, 01/15/10	832
	U.S. Treasury Notes,
500	3.25%, 01/15/09	487
1,000	3.50%, 02/15/10	965
500	3.63%, 07/15/09	487

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

400	3.63%, 01/15/10	388
730	4.00%, 06/15/09	717
2,000	4.50%, 09/30/11	1,972
14,000	4.63%, 10/31/11	13,873
500	4.88%, 05/15/09	500
1,000	5.00%, 07/31/08	1,000
500	5.13%, 06/30/11	505
250	5.63%, 05/15/08	251
631	5.75%, 08/15/10	648
435	6.13%, 08/15/07	436
665	6.50%, 02/15/10	692

	Total U.S. Treasury Obligations (Cost $71,206)	68,001

	Total Long-Term Investments (Cost $299,057)	288,865

	Short-Term Investment — 5.2%
	Investment Company — 5.2%
15,656	JPMorgan Liquid Assets Money Market Fund (b) (Cost $15,656)	15,656

	Investments of Cash Collateral for Securities on Loan — 16.4%
	Certificates of Deposit — 1.1%
1,250	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	1,250
1,200	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	1,200
1,000	Societe Generale, New York, FRN, 5.31%, 06/20/07	1,000

		3,450

	Corporate Notes — 6.3%
1,500	Allstate Life Global II, FRN, 5.32%, 06/30/08	1,500
750	American Express Credit Corp., FRN, 5.32%, 06/12/07	750
1,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 06/30/08	1,000
2,000	BBVA Sr Financial S.A., FRN, 5.39%, 03/12/10	2,000
350	Beta Finance, Inc., FRN, 5.37%, 01/15/08	350
1,300	CDC Financial Products, Inc., FRN, 5.36%, 06/29/07	1,300
2,400	Citigroup Global Markets, Inc., FRN, 5.38%, 06/07/07	2,400
2,000	Comerica, FRN, 5.31%, 11/13/07	2,000
2,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	2,000
1,000	Macquarie Bank Ltd., FRN, 5.35%, 06/30/08	1,000
2,000	Monumental Global Funding, FRN, 5.41%, 05/28/10	2,000
1,000	Morgan Stanley & Cos., Inc., FRN, 5.49%, 06/30/08	1,000
1,450	Unicredito Italiano Bank plc, FRN, 5.34%, 06/30/08	1,450

		18,750

	Funding Agreement — 0.5%
1,500	Beneficial Life Insurance Co., FRN, 5.40%, 08/31/07	1,500

	Repurchase Agreements — 8.5%
7,468	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $7,469, collateralized by U.S. Government Agency Mortgages	7,468
6,500	Bear Stearns Cos., Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $6,501, collateralized by U.S. Government Agency Mortgages	6,500
5,000	Citigroup Global Markets, Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $5,001, collateralized by AAA Asset-Backed Securities	5,000
6,500	UBS Securities LLC., 5.32%, dated 05/31/07, due 06/01/07, repurchase price $6,501, collateralized by U.S. Government Agency Mortgages	6,500

		25,468

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Investments of Cash Collateral for Securities on Loan (Cost $49,168)	49,168

	Total Investments — 117.9% (Cost $363,881)	353,689
	Liabilities in Excess of Other Assets — (17.9)%	(53,814)

	NET ASSETS — 100.0%	$299,875

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$350
Aggregate gross unrealized depreciation	(10,542)

Net unrealized appreciation/depreciation	$(10,192)

Federal income tax cost of investments	$363,881

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of T

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation.
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of March 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 30, 2007

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

July 30, 2007